Schedule of Investments (unaudited) March 31, 2022	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
Allegro CLO II-S Ltd., Series 2014-1RA, Class B, (3 mo. LIBOR US + 2.15%), 2.41%, 10/21/28(a)(b)	$500	$496,179
Allegro CLO VI Ltd.(a)(b)
Series 2017-2A, Class B, (3 mo. LIBOR US + 1.50%), 1.74%, 01/17/31	360	355,144
Series 2017-2A, Class C, (3 mo. LIBOR US + 1.80%), 2.04%, 01/17/31	2,400	2,336,914
American Airlines, Inc., 5.18%, 08/15/23(c)	1,059	1,059,109
Anchorage Capital CLO 3-R Ltd.(a)(b)
Series 2014-3RA, Class C, (3 mo. LIBOR US + 1.85%), 2.13%, 01/28/31	1,000	982,399
Series 2014-3RA, Class D, (3 mo. LIBOR US + 2.60%), 2.88%, 01/28/31	1,000	964,903
Anchorage Capital CLO Ltd., Series 2013-1A, Class BR, (3 mo. LIBOR US + 2.15%), 2.39%, 10/13/30(a)(b)	1,000	995,076
Apidos CLO XV, Series 2013-15A, Class DRR, (3 mo. LIBOR US + 2.70%), 2.95%, 04/20/31(a)(b)	1,000	971,120
Apidos CLO XX, Series 2015-20A, Class BRR, (3 mo. LIBOR US + 1.95%), 2.19%, 07/16/31(a)(b)	1,000	988,213
Ares XLIX CLO Ltd., Series 2018-49A, Class D, (3 mo. LIBOR US + 3.00%), 3.26%, 07/22/30(a)(b)	1,000	986,662
ARES XLVII CLO Ltd., Series 2018-47A, Class D, (3 mo. LIBOR US + 2.70%), 2.94%, 04/15/30(a)(b)	1,500	1,456,704
Ares XLVIII CLO Ltd., Series 2018-48A, Class C, (3 mo. LIBOR US + 1.80%), 2.05%, 07/20/30(a)(b)	500	490,118
Ares XXXVII CLO Ltd.(a)(b)
Series 2015-4A, Class A3R, (3 mo. LIBOR US + 1.50%), 1.74%, 10/15/30	1,000	989,065
Series 2015-4A, Class BR, (3 mo. LIBOR US + 1.80%), 2.04%, 10/15/30	1,750	1,722,793
Atlas Senior Loan Fund XII Ltd., Series 2018-12A, Class A1, (3 mo. LIBOR US + 1.18%), 1.44%, 10/24/31(a)(b)	400	398,491
Atrium XV, Series 15A, Class C, (3 mo. LIBOR US + 2.20%), 2.46%, 01/23/31(a)(b)	250	249,455
Benefit Street Partners Clo XII Ltd., Series 2017-12A, Class B, (3 mo. LIBOR US + 2.00%), 2.24%, 10/15/30(a)(b)	1,000	985,287
Canyon CLO Ltd., Series 2020-3A, Class C, (3 mo. LIBOR US + 2.50%), 2.74%, 01/15/34(a)(b)	500	498,083
Carlyle C17 CLO Ltd., Series C17A, Class BR, (3 mo. LIBOR US + 1.85%), 2.15%, 04/30/31(a)(b)	1,000	982,932
CarVal CLO I Ltd., Series 2018-1A, Class D, (3 mo. LIBOR US + 2.89%), 3.13%, 07/16/31(a)(b)	500	490,695
CIFC Funding Ltd.(a)(b)
Series 2013-2A, Class A3LR, (3 mo. LIBOR US + 1.95%), 2.19%, 10/18/30	1,000	984,802
Series 2013-2A, Class B1LR, (3 mo. LIBOR US + 3.05%), 3.29%, 10/18/30	1,000	990,195
Series 2018-1A, Class C, (3 mo. LIBOR US + 1.75%), 1.99%, 04/18/31	1,000	983,781
Series 2018-1A, Class D, (3 mo. LIBOR US + 2.65%), 2.89%, 04/18/31	1,200	1,163,256
Galaxy XX CLO Ltd., Series 2015-20A, Class D1R, (3 mo. LIBOR US + 2.60%), 2.85%, 04/20/31(a)(b)	1,000	970,378
Generate CLO 2 Ltd.(a)(b)
Series 2015-1A, Class CR, (3 mo. LIBOR US + 1.85%), 2.11%, 01/22/31	1,500	1,475,984

Security	Par (000)	Value

Asset-Backed Securities (continued)
Generate CLO 2 Ltd.(a)(b) (continued)
Series 2015-1A, Class DR, (3 mo. LIBOR US + 2.60%), 2.86%, 01/22/31	$1,800	$1,734,273
Greenwood Park CLO Ltd., Series 2018-1A, Class D, (3 mo. LIBOR US + 2.50%), 2.74%, 04/15/31(a)(b)	1,000	959,326
Highbridge Loan Management 12-2018 Ltd., Series 12A- 18, Class B, (3 mo. LIBOR US + 1.85%), 2.09%, 07/18/31(a)(b)	1,250	1,229,630
Highbridge Loan Management Ltd., Series 4A-2014, Class A2R, (3 mo. LIBOR US + 1.50%), 1.78%, 01/28/30(a)(b)	650	643,047
HPS Loan Management Ltd., Series 6A-2015, Class BR, (3 mo. LIBOR US + 1.75%), 2.07%, 02/05/31(a)(b)	1,500	1,471,384
Long Point Park CLO Ltd., Series 2017-1A, Class B, (3 mo. LIBOR US + 1.70%), 1.94%, 01/17/30(a)(b)	1,000	976,479
Madison Park Funding XIII Ltd., Series 2014-13A, Class CR2, (3 mo. LIBOR US + 1.90%), 2.15%, 04/19/30(a)(b)	1,000	990,918
Madison Park Funding XXVII Ltd.(a)(b)
Series 2018-27A, Class B, (3 mo. LIBOR US + 1.80%), 2.05%, 04/20/30	1,000	983,455
Series 2018-27A, Class C, (3 mo. LIBOR US + 2.60%), 2.85%, 04/20/30	1,000	964,661
Marble Point CLO XI Ltd., Series 2017-2A, Class B, (3 mo. LIBOR US + 1.50%), 1.74%, 12/18/30(a)(b)	1,000	985,451
MP CLO III Ltd., Series 2013-1A, Class CR, (3 mo. LIBOR US + 2.00%), 2.25%, 10/20/30(a)(b)	1,000	978,648
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class CR2, (3 mo. LIBOR US + 3.00%), 3.26%, 10/21/30(a)(b)	2,700	2,663,182
Neuberger Berman CLO XXII Ltd.(a)(b)
Series 2016-22A, Class BR, (3 mo. LIBOR US + 1.65%), 1.89%, 10/17/30	400	396,672
Series 2016-22A, Class CR, (3 mo. LIBOR US + 2.20%), 2.44%, 10/17/30	1,000	990,489
Neuberger Berman Loan Advisers CLO 26 Ltd., Series 2017-26A, Class C, (3 mo. LIBOR US + 1.75%), 1.99%, 10/18/30(a)(b)	1,500	1,473,750
Neuberger Berman Loan Advisers CLO 27 Ltd., Series 2018-27A, Class D, (3 mo. LIBOR US + 2.60%), 2.84%, 01/15/30(a)(b)	1,000	966,967
OCP CLO Ltd.(a)(b)
Series 2014-6A, Class BR, (3 mo. LIBOR US + 2.15%), 2.39%, 10/17/30	500	492,953
Series 2016-11A, Class BR, (3 mo. LIBOR US + 2.45%), 2.72%, 10/26/30	1,500	1,492,631
Series 2017-14A, Class B, (3 mo. LIBOR US + 1.95%), 2.43%, 11/20/30	1,000	985,954
Octagon Investment Partners 26 Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 2.85%), 3.09%, 07/15/30(a)(b)	500	486,340
Octagon Investment Partners 33 Ltd., Series 2017-1A, Class C, (3 mo. LIBOR US + 2.75%), 3.00%, 01/20/31(a)(b)	1,000	974,182
Octagon Investment Partners 34 Ltd., Series 2017-1A, Class B1, (3 mo. LIBOR US + 1.40%), 1.65%, 01/20/30(a)(b)	1,000	987,092

1

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities (continued)
Octagon Investment Partners XVII Ltd.(a)(b)
Series 2013-1A, Class BR2, (3 mo. LIBOR US + 1.40%), 1.66%, 01/25/31	$1,000	$978,510
Series 2013-1A, Class CR2, (3 mo. LIBOR US + 1.70%), 1.96%, 01/25/31	1,000	974,734
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class CRR, (3 mo. LIBOR US + 1.90%), 2.16%, 01/22/30(a)(b)	900	884,524
OHA Credit Partners XII Ltd., Series 2015-12A, Class DR, (3 mo. LIBOR US + 2.90%), 3.16%, 07/23/30(a)(b)	600	584,598
OZLM XXI Ltd., Series 2017-21A, Class B, (3 mo. LIBOR US + 1.90%), 2.15%, 01/20/31(a)(b)	1,800	1,763,034
Palmer Square CLO Ltd.(a)(b)
Series 2018-1A, Class A2, (3 mo. LIBOR US + 1.45%), 1.69%, 04/18/31	1,500	1,482,812
Series 2019-1A, Class CR, (3 mo. LIBOR US + 3.05%), 3.44%, 11/14/34	1,000	984,381
Park Avenue Institutional Advisers CLO Ltd, Series 2019- 1A, Class C, (3 mo. LIBOR US + 3.85%), 4.36%, 05/15/32(a)(b)	1,500	1,491,063
Regatta VII Funding Ltd., Series 2016-1A, Class DR2, (3 mo. LIBOR US + 3.05%), 3.98%, 06/20/34(a)(b)	500	493,759
Regatta XVI Funding Ltd.(a)(b)
Series 2019-2A, Class C, (3 mo. LIBOR US + 2.70%), 2.94%, 01/15/33	1,000	997,297
Series 2019-2A, Class D, (3 mo. LIBOR US + 3.90%), 4.14%, 01/15/33	1,000	995,161
Rockford Tower CLO Ltd.(a)(b)
Series 2017-3A, Class A, (3 mo. LIBOR US + 1.19%), 1.44%, 10/20/30	2,000	1,992,979
Series 2017-3A, Class D, (3 mo. LIBOR US + 2.65%), 2.90%, 10/20/30	1,000	965,944
RR 5 Ltd., Series 2018-5A, Class C, (3 mo. LIBOR US + 3.10%), 3.34%, 10/15/31(a)(b)	650	640,917
Sound Point Clo XXI Ltd., Series 2018-3A, Class A1A, (3 mo. LIBOR US + 1.18%), 1.45%, 10/26/31(a)(b)	1,400	1,394,695
Stewart Park CLO Ltd., Series 2015-1A, Class DR, (3 mo. LIBOR US + 2.60%), 2.84%, 01/15/30(a)(b)	1,500	1,445,794
Tiaa CLO III Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.15%), 1.39%, 01/16/31(a)(b)	2,500	2,486,417
TICP CLO IX Ltd., Series 2017-9A, Class A, (3 mo. LIBOR US + 1.14%), 1.39%, 01/20/31(a)(b)	1,000	994,392
York CLO 1 Ltd., Series 2014-1A, Class ARR, (3 mo. LIBOR US + 1.12%), 1.38%, 10/22/29(a)(b)	1,981	1,974,536

Total Asset-Backed Securities — 5.7% (Cost: $73,139,938)		72,320,769

Corporate Bonds

Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc., 5.40%, 10/01/48	2,215	2,634,958

Aerospace & Defense — 3.9%
Boeing Co., 5.15%, 05/01/30	6,775	7,225,252
Bombardier, Inc.(b) 7.50%, 12/01/24	354	365,505
7.50%, 03/15/25	99	99,505
7.13%, 06/15/26	1,322	1,295,560
7.88%, 04/15/27	1,232	1,206,270
6.00%, 02/15/28	1,121	1,050,646

Security	Par (000)	Value

Aerospace & Defense (continued)
Bombardier, Inc.(b) (continued) 7.45%, 05/01/34	$137	$139,055
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26(b)	516	464,400
General Dynamics Corp., 4.25%, 04/01/50	1,260	1,417,960
Howmet Aerospace, Inc., 5.13%, 10/01/24	45	46,575
Moog, Inc., 4.25%, 12/15/27(b)	320	310,800
Northrop Grumman Corp. 4.03%, 10/15/47	2,400	2,525,224
5.25%, 05/01/50	3,050	3,800,739
Raytheon Technologies Corp.(d) 4.63%, 11/16/48	2,805	3,169,931
3.13%, 07/01/50	3,545	3,185,053
Rolls-Royce PLC, 5.75%, 10/15/27(b)	1,533	1,573,471
Spirit AeroSystems, Inc., 7.50%, 04/15/25(b)	332	343,970
TransDigm, Inc. 8.00%, 12/15/25(b)	1,596	1,669,065
6.25%, 03/15/26(b)	15,876	16,298,937
6.38%, 06/15/26	16	16,144
7.50%, 03/15/27	432	444,960
4.63%, 01/15/29	680	635,780
4.88%, 05/01/29	622	582,982
Triumph Group, Inc., 8.88%, 06/01/24(b)	1,635	1,726,887

		49,594,671

Airlines — 1.7%
Air Canada, 3.88%, 08/15/26(b)	447	421,856
American Airlines Group, Inc., 5.18%, 10/15/23(c)	1,335	1,321,815
American Airlines, Inc., 11.75%, 07/15/25(b)	927	1,082,263
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b) 5.50%, 04/20/26	1,036	1,044,085
5.75%, 04/20/29	2,243	2,234,724
British Airways Pass-Through Trust, Series 2020-1, Class A, 4.25%, 11/15/32(b)	1,831	1,828,551
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26(b)	531	531,303
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(b)	2,128	2,218,440
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 03/15/27(b)	1,803	1,479,099
United Airlines Pass-Through Trust(d)
Series 2020-1, Class A, 5.88%, 10/15/27(e)	5,941	6,149,298
Series B, 4.75%, 10/11/23	1,729	1,730,408
United Airlines, Inc.(b) 4.38%, 04/15/26	1,022	1,005,316
4.63%, 04/15/29	1,228	1,167,767

		22,214,925

Auto Components — 1.6%
Aptiv PLC, 3.10%, 12/01/51	2,670	2,122,608
Aptiv PLC/Aptiv Corp., 4.15%, 05/01/52	4,240	3,976,201
Clarios Global LP, 6.75%, 05/15/25(b)	497	514,658
Clarios Global LP/Clarios U.S. Finance Co.(b) 6.25%, 05/15/26(d)	4,801	4,939,029
8.50%, 05/15/27	7,027	7,290,513
Dornoch Debt Merger Sub, Inc., 6.63%, 10/15/29(b)	227	197,370
Goodyear Tire & Rubber Co. 5.00%, 07/15/29(b)	270	251,521
5.25%, 07/15/31(b)	262	242,271
5.63%, 04/30/33	636	585,120

		20,119,291

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Automobiles — 2.2%
Advance Auto Parts Co., 3.50%, 03/15/32	$2,405	$2,307,493
Allison Transmission, Inc.(b) 5.88%, 06/01/29	855	871,647
3.75%, 01/30/31	723	655,869
Asbury Automotive Group, Inc. 4.50%, 03/01/28	197	189,238
4.75%, 03/01/30	191	180,256
5.00%, 02/15/32(b)	101	93,884
Carvana Co.(b) 5.50%, 04/15/27	602	537,285
4.88%, 09/01/29	461	380,710
Ford Motor Co. 7.45%, 07/16/31(d)	3,660	4,318,800
3.25%, 02/12/32	1,255	1,120,878
Ford Motor Credit Co. LLC 4.69%, 06/09/25	200	201,432
5.13%, 06/16/25	1,070	1,091,400
3.38%, 11/13/25	207	202,331
2.70%, 08/10/26	613	570,096
4.27%, 01/09/27	200	197,252
2.90%, 02/16/28	627	566,651
4.00%, 11/13/30	200	188,340
General Motors Co. 6.25%, 10/02/43	940	1,065,774
5.95%, 04/01/49(d)	3,455	3,839,525
Group 1 Automotive, Inc., 4.00%, 08/15/28(b)	78	72,638
Jaguar Land Rover Automotive PLC, 4.50%, 10/01/27(f)	500	436,250
LCM Investments Holdings II LLC, 4.88%, 05/01/29(b)	456	430,683
Lithia Motors, Inc., 3.88%, 06/01/29(b)	269	254,270
Nissan Motor Co. Ltd., 4.81%, 09/17/30(b)(d)	7,125	7,063,405
Penske Automotive Group, Inc. 3.50%, 09/01/25	441	437,693
3.75%, 06/15/29	141	126,134
Sonic Automotive, Inc., 4.63%, 11/15/29(b)	119	107,100
TML Holdings Pte. Ltd., 4.35%, 06/09/26(f)	200	188,500

		27,695,534

Banks — 3.0%
Australia & New Zealand Banking Group Ltd., (5 year CMT + 1.70%), 2.57%, 11/25/35(a)(b)(d)	5,445	4,750,951
Bangkok Bank PCL(a)(f)
(5 year CMT + 1.90%), 3.73%, 09/25/34	200	186,475
(5 year CMT + 4.73%), 5.00%(g)	222	216,838
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/26(f)	200	190,022
Bank of Communications Co. Ltd., (5 year CMT + 3.35%), 3.80%(a)(f)(g)	252	252,000
Bank of East Asia Ltd., (5 year CMT + 5.53%), 5.83%(a)(f)(g)	750	744,375
Fifth Third Bancorp, Series H, (3 mo. LIBOR US + 3.03%), 5.10%(a)(g)	5,000	4,943,750
Intesa Sanpaolo SpA(b) 5.71%, 01/15/26(d)	9,840	10,052,032
(1 year CMT + 2.75%), 4.95%, 06/01/42(a)	3,045	2,605,150
Kasikornbank PCL(a)(f)
(5 year CMT + 1.70%), 3.34%, 10/02/31	200	187,663
(5 year CMT + 3.34%), 4.00%(g)	300	271,500

Security	Par (000)	Value

Banks (continued)
Truist Financial Corp., Series L, (3 mo. LIBOR US + 3.10%), 5.05%(a)(g)	$5,270	$5,072,375
Wells Fargo & Co. 5.61%, 01/15/44(d)	4,119	4,902,701
(SOFR + 1.51%), 3.53%, 03/24/28(a)	4,075	4,066,816

		38,442,648

Beverages — 2.1%
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46(d)	6,170	6,861,934
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 01/23/49(d)	5,000	6,096,379
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(b)(h)	2,581	2,360,002
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(b)	2,274	2,049,215
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(b) 4.13%, 08/15/26	1,315	1,266,904
5.25%, 08/15/27	1,662	1,536,311
Ball Corp. 5.25%, 07/01/25	30	31,785
2.88%, 08/15/30	147	131,792
3.13%, 09/15/31	712	636,314
Canpack SA/Canpack U.S. LLC, 3.13%, 11/01/25(b)	228	210,330
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26	151	170,395
Trivium Packaging Finance BV(b) 5.50%, 08/15/26	2,830	2,818,340
8.50%, 08/15/27	3,036	3,020,820

		27,190,521

Biotechnology — 0.5%
Baxalta, Inc., 5.25%, 06/23/45(d)	6,000	6,887,787

Building Materials(b) — 0.3%
CP Atlas Buyer, Inc., 7.00%, 12/01/28	584	497,942
Jeld-Wen, Inc. 4.63%, 12/15/25	96	92,400
4.88%, 12/15/27	74	70,855
Masonite International Corp., Class C, 5.38%, 02/01/28	206	207,545
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/28	163	156,705
SRM Escrow Issuer LLC, 6.00%, 11/01/28	1,179	1,162,800
Standard Industries, Inc. 5.00%, 02/15/27	303	300,358
4.38%, 07/15/30	1,272	1,165,095
3.38%, 01/15/31	69	60,375
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29	386	381,175
Victors Merger Corp., 6.38%, 05/15/29	249	203,829

		4,299,079

Building Products(b) — 0.4%
LBM Acquisition LLC, 6.25%, 01/15/29	705	660,345
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26	299	304,023
SRS Distribution, Inc. 4.63%, 07/01/28	897	856,823
6.13%, 07/01/29	912	841,320

3

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Products (continued)
SRS Distribution, Inc. (continued)
6.00%, 12/01/29	$864	$799,200
White Cap Buyer LLC, 6.88%, 10/15/28(d)	1,194	1,131,423

		4,593,134

Capital Markets — 1.8%
Blackstone Private Credit Fund, 4.70%, 03/24/25(b)	8,920	9,050,198
Charles Schwab Corp., Series H, (10 year CMT + 3.08%), 4.00%(a)(e)(g)	5,215	4,683,696
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(b)	447	420,180
GLP Capital LP/GLP Financing II, Inc., 3.25%, 01/15/32	725	657,792
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 4.75%, 09/15/24	520	522,366
6.25%, 05/15/26	782	797,640
5.25%, 05/15/27	1,724	1,691,977
4.38%, 02/01/29	435	399,113
Jefferies Financial Group, Inc., 5.50%, 10/18/23(d)	4,000	4,090,385
NFP Corp., 6.88%, 08/15/28(b)	711	679,005

		22,992,352

Chemicals — 2.5%
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)	1,090	958,328
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(b)	597	574,341
Diamond (BC) B.V., 4.63%, 10/01/29(b)	608	545,680
DuPont de Nemours, Inc., 5.42%, 11/15/48(d)	7,500	9,048,593
Element Solutions, Inc., 3.88%, 09/01/28(b)	2,904	2,711,610
EverArc Escrow Sarl, 5.00%, 10/30/29(b)	1,148	1,048,985
GCP Applied Technologies, Inc., 5.50%, 04/15/26(b)	299	302,737
Herens Holdco Sarl, 4.75%, 05/15/28(b)	290	260,052
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(b)	514	520,425
Ingevity Corp., 3.88%, 11/01/28(b)	100	90,383
LYB Finance Co. BV, 8.10%, 03/15/27(b)(d)	6,000	7,171,441
NOVA Chemicals Corp., 4.88%, 06/01/24(b)	240	242,699
SCIH Salt Holdings, Inc., 6.63%, 05/01/29(b)(d)	302	271,092
SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, 11/01/26(b)	480	441,600
Scotts Miracle-Gro Co., 4.00%, 04/01/31	547	476,976
UPL Corp. Ltd., (5 year CMT + 3.87%), 5.25%(a)(f)(g)	500	462,125
WESCO Distribution, Inc.(b) 7.13%, 06/15/25	1,485	1,544,875
7.25%, 06/15/28	1,354	1,438,131
WR Grace Holdings LLC(b) 5.63%, 10/01/24	1,493	1,512,707
5.63%, 08/15/29	2,547	2,381,700

		32,004,480

Commercial Services & Supplies — 0.9%
ADT Security Corp., 4.13%, 06/15/23	174	175,895
AerCap Global Aviation Trust, (3 mo. LIBOR US + 4.30%), 6.50%, 06/15/45(a)(b)	5,000	4,895,700
APX Group, Inc., 5.75%, 07/15/29(b)	555	506,343
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, 03/01/29(b)	223	219,704
Fortress Transportation & Infrastructure Investors LLC(b) 6.50%, 10/01/25	163	161,778
5.50%, 05/01/28	645	586,402
Herc Holdings, Inc., 5.50%, 07/15/27(b)	529	536,406
Hertz Corp.(b) 4.63%, 12/01/26	249	232,522

Security	Par (000)	Value

Commercial Services & Supplies (continued)
Hertz Corp.(b) (continued)
5.00%, 12/01/29	$398	$360,190
Metis Merger Sub LLC, 6.50%, 05/15/29(b)	443	416,885
NESCO Holdings II, Inc., 5.50%, 04/15/29(b)	356	349,770
PECF USS Intermediate Holding III Corp., 8.00%, 11/15/29(b)	445	429,425
Prime Security Services Borrower LLC/Prime Finance, Inc.(b) 5.75%, 04/15/26	252	257,084
6.25%, 01/15/28	626	612,600
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(b)	482	466,335
United Rentals North America, Inc. 4.88%, 01/15/28	777	789,273
5.25%, 01/15/30	44	45,375

		11,041,687

Communications Equipment — 0.5%
Avaya, Inc., 6.13%, 09/15/28(b)	1,027	1,012,797
CommScope Technologies LLC, 6.00%, 06/15/25(b)	783	741,587
CommScope, Inc.(b) 6.00%, 03/01/26	591	597,850
8.25%, 03/01/27	419	407,477
7.13%, 07/01/28	1,030	930,476
4.75%, 09/01/29	893	822,462
Nokia OYJ, 6.63%, 05/15/39	324	385,965
ViaSat, Inc.(b) 5.63%, 09/15/25	731	713,946
5.63%, 04/15/27	243	239,355
6.50%, 07/15/28	287	275,520
Viavi Solutions, Inc., 3.75%, 10/01/29(b)	679	637,189

		6,764,624

Construction Materials(b) — 0.3%
American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/28	764	733,967
BCPE Empire Holdings, Inc., 7.63%, 05/01/27	225	211,995
H&E Equipment Services, Inc., 3.88%, 12/15/28	132	123,750
IAA, Inc., 5.50%, 06/15/27	1,054	1,056,635
Picasso Finance Sub, Inc., 6.13%, 06/15/25	823	836,374
Williams Scotsman International, Inc., 4.63%, 08/15/28	541	527,475

		3,490,196

Consumer Discretionary(b) — 1.0%
Carnival Corp. 10.50%, 02/01/26(d)	1,407	1,564,457
5.75%, 03/01/27	1,293	1,233,089
9.88%, 08/01/27	1,285	1,420,336
4.00%, 08/01/28	2,563	2,383,590
6.00%, 05/01/29	1,175	1,107,249
CoreLogic, Inc., 4.50%, 05/01/28	1,085	1,022,938
NCL Corp. Ltd. 5.88%, 03/15/26	141	133,973
7.75%, 02/15/29	202	203,402
NCL Finance Ltd., 6.13%, 03/15/28	1,105	1,024,716
Nielsen Finance LLC/Nielsen Finance Co. 5.63%, 10/01/28	768	773,530
5.88%, 10/01/30	400	401,000
Royal Caribbean Cruises Ltd. 5.50%, 08/31/26	303	294,455
5.38%, 07/15/27	806	774,389

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Consumer Discretionary (continued)
Royal Caribbean Cruises Ltd. (continued)
5.50%, 04/01/28	$768	$732,142
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29	385	351,410

		13,420,676
Consumer Finance — 1.0%
Block, Inc., 3.50%, 06/01/31(b)	1,654	1,513,410
HealthEquity, Inc., 4.50%, 10/01/29(b)	732	693,570
MPH Acquisition Holdings LLC, 5.50%, 09/01/28(b)	540	517,652
Navient Corp. 7.25%, 09/25/23	299	310,586
6.13%, 03/25/24	59	60,033
5.50%, 03/15/29	547	509,394
OneMain Finance Corp. 7.13%, 03/15/26	1,231	1,315,804
3.50%, 01/15/27	627	579,975
6.63%, 01/15/28	506	530,035
5.38%, 11/15/29	85	82,583
4.00%, 09/15/30	296	261,220
S&P Global, Inc., 3.70%, 03/01/52(b)	550	557,655
Sabre Global, Inc., 9.25%, 04/15/25(b)	697	772,719
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/26(b)	362	352,045
Shriram Transport Finance Co. Ltd., 4.40%, 03/13/24(f)	500	486,875
SLM Corp., 3.13%, 11/02/26	347	321,842
Verscend Escrow Corp., 9.75%, 08/15/26(b)	3,791	3,942,640

		12,808,038

Containers & Packaging — 1.6%
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26	224	224,560
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26	355	358,791
Graphic Packaging International LLC, 3.50%, 03/01/29(b)	264	242,880
International Paper Co.(d) 8.70%, 06/15/38	4,000	5,841,342
7.30%, 11/15/39	10,000	13,173,700
LABL, Inc., 5.88%, 11/01/28(b)	520	487,500
Sealed Air Corp., 4.00%, 12/01/27(b)	109	106,275

		20,435,048

Diversified Consumer Services — 1.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(b) 6.63%, 07/15/26(d)	5,419	5,483,107
9.75%, 07/15/27	1,306	1,349,908
6.00%, 06/01/29	2,101	1,853,429
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 06/01/28(b)	2,154	2,024,849
Clarivate Science Holdings Corp.(b) 3.88%, 07/01/28	898	856,485
4.88%, 07/01/29	1,071	1,007,608
Garda World Security Corp., 9.50%, 11/01/27(b)	282	289,050
Service Corp. International 5.13%, 06/01/29	468	476,232
3.38%, 08/15/30	585	527,015
4.00%, 05/15/31	716	666,116

		14,533,799

Diversified Financial Services — 6.8%
Acuris Finance U.S., Inc./Acuris Finance SARL, 5.00%, 05/01/28(b)	724	665,175

Security	Par (000)	Value

Diversified Financial Services (continued)
Ally Financial, Inc., Series B, (5 year CMT + 3.87%), 4.70%(a)(g)	$3,375	$3,176,921
Barclays PLC(d) 4.84%, 05/09/28	4,000	4,084,302
(3 mo. LIBOR US + 1.90%), 4.97%, 05/16/29(a)	3,220	3,368,418
BNP Paribas SA, (5 year CMT + 3.34%), 4.63%(a)(b)(g)	13,999	12,494,247
Central Garden & Pet Co., 4.13%, 10/15/30	270	243,675
Citigroup, Inc. 6.68%, 09/13/43(d)	4,125	5,426,247
Series Y, (5 year CMT + 3.00%), 4.15%(a)(g)	4,855	4,548,528
Clydesdale Acquisition Holdings, Inc.(b) 6.63%, 04/15/29	661	668,436
8.75%, 04/15/30	558	525,218
Credit Suisse AG, 6.50%, 08/08/23(b)(d)	6,000	6,150,000
Credit Suisse Group AG, (5 year USD Swap + 4.60%), 7.50%(a)(b)(g)	3,250	3,359,687
Deutsche Bank AG, (SOFR + 1.87%), 2.13%, 11/24/26(a)	3,260	3,021,993
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1, Class A, 5.25%, 05/30/23(b)	559	555,566
Global Aircraft Leasing Co. Ltd., (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24(b)(h)	327	296,586
Goldman Sachs Group, Inc., (SOFR + 1.85%), 3.62%, 03/15/28(a)	1,830	1,827,438
ION Trading Technologies Sarl, 5.75%, 05/15/28(b)	200	192,750
Jefferies Finance LLC/JFIN Co.-Issuer Corp., 5.00%, 08/15/28(b)	675	646,299
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 02/01/27(b)	178	170,589
Lloyds Banking Group PLC, 4.65%, 03/24/26(d)	8,650	8,849,076
Manappuram Finance Ltd., 5.90%, 01/13/23(f)	700	699,125
Natwest Group PLC 6.10%, 06/10/23	2,500	2,578,899
6.00%, 12/19/23(d)	10,080	10,511,413
5.13%, 05/28/24(d)	5,250	5,409,042
Shriram Transport Finance Co. Ltd.(f) 5.95%, 10/24/22	200	200,500
5.10%, 07/16/23	229	229,000
Spectrum Brands, Inc. 5.75%, 07/15/25	1,002	1,020,788
5.00%, 10/01/29(b)	72	67,732
UniCredit SPA, (5 year CMT + 4.75%), 5.46%, 06/30/35(a)(b)	6,135	5,862,281

		86,849,931

Diversified Telecommunication Services — 6.8%
AT&T, Inc. 4.65%, 06/01/44	28	29,170
4.35%, 06/15/45	95	95,889
3.50%, 09/15/53(d)	15,960	14,004,007
Consolidated Communications, Inc., 6.50%, 10/01/28(b)	1,313	1,209,798
Level 3 Financing, Inc. 5.38%, 05/01/25	614	619,833
4.63%, 09/15/27(b)	1,065	1,002,516
4.25%, 07/01/28(b)	132	121,177
3.63%, 01/15/29(b)	211	184,625
3.75%, 07/15/29(b)	181	160,408
Lumen Technologies, Inc. 5.63%, 04/01/25	1,909	1,923,317
5.13%, 12/15/26(b)	1,080	1,028,700
4.00%, 02/15/27(b)	1,320	1,229,362
4.50%, 01/15/29(b)	1,026	882,355
5.38%, 06/15/29(b)	988	879,938

5

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Telecommunication Services (continued)
Lumen Technologies, Inc. (continued)
Series P, 7.60%, 09/15/39	$34	$32,654
Series U, 7.65%, 03/15/42	344	331,960
Series Y, 7.50%, 04/01/24	290	305,295
SoftBank Group Corp., (5 year USD ICE Swap + 4.23%), 6.00%(a)(f)(g)	300	286,425
Sprint Capital Corp.
6.88%, 11/15/28	2,935	3,400,755
8.75%, 03/15/32	1,873	2,522,931
Switch Ltd.(b)
3.75%, 09/15/28	677	656,517
4.13%, 06/15/29	1,200	1,180,500
Telecom Italia Capital SA
6.38%, 11/15/33	442	422,433
6.00%, 09/30/34	818	768,977
7.20%, 07/18/36	186	180,885
7.72%, 06/04/38	319	325,318
Telecom Italia SpA, 5.30%, 05/30/24(b)	1,662	1,674,465
Telefonica Emisiones SA, 5.21%, 03/08/47	5,000	5,358,271
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/30(b)	325	292,500
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 4.75%, 04/15/28(b)	522	492,643
Verizon Communications, Inc.(d)
6.40%, 09/15/33	9,475	11,433,466
6.55%, 09/15/43	13,225	18,402,245
5.01%, 04/15/49	6,998	8,191,979
Zayo Group Holdings, Inc.(b)
4.00%, 03/01/27	5,509	5,069,547
6.13%, 03/01/28	3,249	2,907,855

		87,608,716

Electric Utilities — 4.4%
Dominion Energy, Inc., Series C, (5 year CMT + 3.20%), 4.35%(a)(g)	2,020	1,953,461
Edison International, (5 year CMT + 4.70%), 5.38%(a)(g)	6,851	6,609,502
Emera, Inc., Series 16-A, (3 mo. LIBOR US + 5.44%), 6.75%, 06/15/76(a)	7,500	7,893,750
FirstEnergy Corp.
2.65%, 03/01/30	612	555,632
Series B, 2.25%, 09/01/30	46	40,710
Series C, 7.38%, 11/15/31	922	1,137,158
Series C, 3.40%, 03/01/50	1,180	993,902
FirstEnergy Transmission LLC, 5.45%, 07/15/44(b)	889	969,189
NextEra Energy Capital Holdings, Inc.(a)
(3 mo. LIBOR US + 2.41%), 4.80%, 12/01/77	5,000	4,855,554
(5 year CMT + 2.55%), 3.80%, 03/15/82	5,840	5,378,006
NextEra Energy Operating Partners LP(b)
4.25%, 07/15/24	712	720,540
4.25%, 09/15/24	26	26,195
Oncor Electric Delivery Co. LLC, 5.30%, 06/01/42(d)	2,750	3,308,735
Pacific Gas and Electric Co., 4.20%, 06/01/41	2,310	2,007,357
PG&E Corp., 5.25%, 07/01/30	226	219,197
Progress Energy, Inc., 7.00%, 10/30/31(d)	12,000	14,865,371
Sempra Energy, (5 year CMT + 4.55%), 4.88%(a)(g)	4,375	4,396,875

		55,931,134

Security	Par (000)	Value

Electrical Equipment(b) — 0.1%
Gates Global LLC/Gates Corp., 6.25%, 01/15/26	$714	$714,668
GrafTech Finance, Inc., 4.63%, 12/15/28	296	275,256

		989,924

Electronic Equipment, Instruments & Components(b) — 0.3%
BWX Technologies, Inc.
4.13%, 06/30/28	70	67,381
4.13%, 04/15/29	248	238,700
Energizer Holdings, Inc.
4.75%, 06/15/28	450	408,724
4.38%, 03/31/29	41	35,895
Imola Merger Corp., 4.75%, 05/15/29	1,337	1,287,477
Vertiv Group Corp., 4.13%, 11/15/28	1,311	1,196,438

		3,234,615

Energy Equipment & Services — 0.2%
Archrock Partners LP/Archrock Partners Finance Corp.(b)
6.88%, 04/01/27	515	520,778
6.25%, 04/01/28	607	598,253
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26	526	530,734
6.88%, 09/01/27	639	641,454
Weatherford International Ltd.(b)
6.50%, 09/15/28	27	27,911
8.63%, 04/30/30	418	424,416

		2,743,546

Environmental, Maintenance & Security Service — 0.5%
Clean Harbors, Inc., 5.13%, 07/15/29(b)	1,278	1,282,793
Covanta Holding Corp.
4.88%, 12/01/29(b)	144	137,477
5.00%, 09/01/30	384	363,840
GFL Environmental, Inc.(b)
3.75%, 08/01/25	587	576,258
5.13%, 12/15/26(d)	1,887	1,903,039
4.00%, 08/01/28	199	183,080
3.50%, 09/01/28	504	473,178
4.75%, 06/15/29	541	514,626
Tervita Corp., 11.00%, 12/01/25(b)	182	206,140
Waste Pro USA, Inc., 5.50%, 02/15/26(b)	1,151	1,087,787

		6,728,218

Equity Real Estate Investment Trusts (REITs) — 1.2%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 4.50%, 04/01/27(b)	364	339,728
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(b)	258	237,354
Iron Mountain, Inc.(b)
4.88%, 09/15/27	606	599,183
5.25%, 07/15/30	299	293,020
5.63%, 07/15/32	778	766,548
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc.
5.63%, 05/01/24	4,627	4,763,404
4.63%, 06/15/25(b)	755	760,662
4.50%, 09/01/26	1,658	1,666,290
4.50%, 01/15/28	430	433,225
3.88%, 02/15/29(b)	697	684,803

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27	$178	$181,004
4.63%, 08/01/29	965	955,350
3.50%, 03/15/31	2,778	2,579,962
RHP Hotel Properties LP/RHP Finance Corp., 4.75%, 10/15/27	1,500	1,443,435
RLJ Lodging Trust LP, 4.00%, 09/15/29(b)	199	184,047

		15,888,015

Food & Staples Retailing — 1.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(b)
3.25%, 03/15/26	1,296	1,224,746
4.63%, 01/15/27	1,885	1,822,258
5.88%, 02/15/28	928	924,859
4.88%, 02/15/30	142	138,273
General Mills, Inc., 4.20%, 04/17/28	620	647,371
Kraft Heinz Foods Co. 4.25%, 03/01/31	68	69,753
5.00%, 07/15/35	214	228,130
7.13%, 08/01/39(b)(d)	4,415	5,578,485
4.63%, 10/01/39	100	101,343
5.00%, 06/04/42	12	12,817
4.38%, 06/01/46	158	156,047
4.88%, 10/01/49	263	277,105
5.50%, 06/01/50	2,825	3,207,872
Lamb Weston Holdings, Inc.(b) 4.88%, 05/15/28	284	284,000
4.13%, 01/31/30	333	310,967
4.38%, 01/31/32	321	299,885
Performance Food Group, Inc., 4.25%, 08/01/29(b)	700	637,875
Post Holdings, Inc.(b) 5.63%, 01/15/28	428	420,110
4.63%, 04/15/30	596	536,668
U.S. Foods, Inc., 4.75%, 02/15/29(b)	642	612,307
Walmart, Inc., 5.25%, 09/01/35(d)	5,150	6,230,367

		23,721,238

Food Products(b) — 0.5%
Aramark Services, Inc. 5.00%, 04/01/25	1,367	1,369,625
6.38%, 05/01/25	1,038	1,065,538
Chobani LLC/Chobani Finance Corp, Inc., 7.50%, 04/15/25	1,321	1,277,143
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/01/31	730	677,612
Pilgrim’s Pride Corp. 4.25%, 04/15/31	52	48,100
3.50%, 03/01/32	1,237	1,079,882
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc., 4.63%, 03/01/29	624	585,000

		6,102,900

Gas Utilities — 0.0%
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(b)	237	222,188

Health Care Equipment & Supplies — 0.4%
Avantor Funding, Inc.(b) 4.63%, 07/15/28	2,077	2,054,153
3.88%, 11/01/29	396	372,240
Embecta Corp.(b) 5.00%, 02/15/30	184	173,550

Security	Par (000)	Value

Health Care Equipment & Supplies (continued)
Embecta Corp.(b) (continued) 6.75%, 02/15/30	$255	$255,637
Hologic, Inc., 3.25%, 02/15/29(b)	40	37,351
Medtronic, Inc., 4.63%, 03/15/45(d)	647	745,842
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 7.25%, 02/01/28(b)	1,219	1,255,570

		4,894,343

Health Care Providers & Services — 4.8%
180 Medical, Inc., 3.88%, 10/15/29(b)	282	266,490
AdaptHealth LLC, 5.13%, 03/01/30(b)	104	96,590
Aetna, Inc., 3.88%, 08/15/47	3,500	3,410,071
AHP Health Partners, Inc., 5.75%, 07/15/29(b)	580	539,400
Anthem, Inc., 4.55%, 03/01/48(d)	5,000	5,529,021
Centene Corp. 4.25%, 12/15/27	558	560,092
2.45%, 07/15/28	1,091	996,847
4.63%, 12/15/29	2,700	2,721,843
3.00%, 10/15/30	1,873	1,720,294
2.50%, 03/01/31	3,059	2,699,659
2.63%, 08/01/31	875	778,750
CHS/Community Health Systems, Inc.(b) 8.00%, 03/15/26	1,573	1,638,154
5.63%, 03/15/27	1,180	1,201,753
6.00%, 01/15/29	812	820,481
6.13%, 04/01/30	564	524,785
DaVita, Inc., 4.63%, 06/01/30(b)	16	14,941
Encompass Health Corp. 4.50%, 02/01/28	106	103,880
4.75%, 02/01/30	1,103	1,058,880
4.63%, 04/01/31	250	234,010
HCA, Inc. 5.38%, 09/01/26	665	698,250
5.63%, 09/01/28	1,411	1,525,644
5.88%, 02/01/29	312	341,078
3.50%, 09/01/30	967	934,184
5.25%, 06/15/49	3,500	3,833,062
Legacy LifePoint Health LLC(b) 6.75%, 04/15/25	409	422,591
4.38%, 02/15/27	491	474,353
LifePoint Health, Inc., 5.38%, 01/15/29(b)(d)	191	180,473
ModivCare, Inc., 5.88%, 11/15/25(b)	152	153,471
Molina Healthcare, Inc.(b) 4.38%, 06/15/28	659	652,160
3.88%, 11/15/30	491	471,360
3.88%, 05/15/32	443	421,271
Mozart Debt Merger Sub, Inc., 5.25%, 10/01/29(b)	2,283	2,122,437
Owens & Minor, Inc., 6.63%, 04/01/30(b)	246	253,136
Prime Healthcare Services, Inc., 7.25%, 11/01/25(b)	432	442,796
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/01/26(b)	72	75,316
Surgery Center Holdings, Inc.(b) 6.75%, 07/01/25	375	373,594
10.00%, 04/15/27	972	1,020,600
Teleflex, Inc., 4.25%, 06/01/28(b)	748	728,365
Tenet Healthcare Corp. 4.63%, 07/15/24	471	473,025
4.63%, 09/01/24(b)	882	888,037
4.88%, 01/01/26(b)(d)	3,889	3,923,029
6.25%, 02/01/27(b)	144	147,830
5.13%, 11/01/27(b)	2,180	2,190,257

7

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
Tenet Healthcare Corp. (continued) 4.63%, 06/15/28(b)	$37	$36,306
UnitedHealth Group, Inc., 6.88%, 02/15/38(d)	10,000	13,922,750

		61,621,316

Health Care Technology(b) — 0.5%
Catalent Pharma Solutions, Inc. 5.00%, 07/15/27	733	741,547
3.50%, 04/01/30	620	565,750
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/25	650	650,000
Charles River Laboratories International, Inc. 4.25%, 05/01/28	324	316,710
3.75%, 03/15/29	141	132,988
4.00%, 03/15/31	204	191,505
IQVIA, Inc. 5.00%, 10/15/26	554	563,695
5.00%, 05/15/27	592	598,539
Minerva Merger Sub, Inc., 6.50%, 02/15/30	1,037	1,006,019
Syneos Health, Inc., 3.63%, 01/15/29	1,502	1,387,472

		6,154,225

Hotels, Restaurants & Leisure — 3.1%
1011778 BC ULC/New Red Finance, Inc.(b) 5.75%, 04/15/25	552	567,947
3.88%, 01/15/28	1,425	1,350,237
4.38%, 01/15/28	2,509	2,408,640
4.00%, 10/15/30	130	117,265
Boyd Gaming Corp. 8.63%, 06/01/25(b)	85	89,281
4.75%, 12/01/27	393	391,035
4.75%, 06/15/31(b)	775	746,906
Boyne USA, Inc., 4.75%, 05/15/29(b)	508	487,680
Caesars Entertainment, Inc.(b) 6.25%, 07/01/25	3,215	3,319,295
8.13%, 07/01/27	2,817	3,018,289
4.63%, 10/15/29	1,245	1,164,075
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(b)	1,048	1,069,573
CDI Escrow Issuer, Inc., 5.75%, 04/01/30(b)	1,220	1,232,200
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25(b)	1,111	1,140,903
Champion Path Holdings Ltd.(f) 4.50%, 01/27/26	500	425,000
4.85%, 01/27/28	500	397,906
Churchill Downs, Inc.(b) 5.50%, 04/01/27	1,294	1,308,674
4.75%, 01/15/28	335	324,950
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(b)
4.63%, 01/15/29	947	897,282
6.75%, 01/15/30	942	866,612
Fortune Star BVI Ltd.(f) 6.75%, 07/02/23	200	195,100
5.95%, 10/19/25	269	245,462
5.00%, 05/18/26	344	287,240
Hilton Domestic Operating Co., Inc. 5.38%, 05/01/25(b)	319	325,986
5.75%, 05/01/28(b)	451	466,605

Security	Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Hilton Domestic Operating Co., Inc. (continued) 4.88%, 01/15/30	$1,288	$1,285,096
4.00%, 05/01/31(b)	285	268,969
Las Vegas Sands Corp. 3.50%, 08/18/26	96	90,440
3.90%, 08/08/29	88	80,696
Marriott International, Inc., Series EE, 5.75%, 05/01/25	1,295	1,374,947
McDonald’s Corp., 4.20%, 04/01/50(d)	480	501,075
Melco Resorts Finance Ltd.(f) 5.25%, 04/26/26	300	270,000
5.75%, 07/21/28	300	261,000
5.38%, 12/04/29	383	319,805
MGM China Holdings Ltd., 5.88%, 05/15/26(f)	200	182,788
MGM Resorts International, 6.00%, 03/15/23	1,335	1,365,304
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(b)	538	495,961
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(b)
5.63%, 09/01/29	242	207,987
5.88%, 09/01/31	242	206,583
Scientific Games International, Inc.(b) 8.63%, 07/01/25	442	464,652
8.25%, 03/15/26	2,063	2,148,099
7.00%, 05/15/28	451	467,459
7.25%, 11/15/29	218	228,355
Six Flags Theme Parks, Inc., 7.00%, 07/01/25(b)	1,298	1,354,787
Station Casinos LLC, 4.63%, 12/01/31(b)	611	558,882
Studio City Finance Ltd.(f) 6.50%, 01/15/28	300	255,000
5.00%, 01/15/29	530	406,543
Vail Resorts, Inc., 6.25%, 05/15/25(b)	341	352,212
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(b)(d)	602	582,435
Wynn Macau Ltd.(f) 4.88%, 10/01/24	200	182,000
5.50%, 01/15/26	230	205,850
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(b)	1,103	1,038,199
Yum! Brands, Inc. 7.75%, 04/01/25(b)	802	833,077
4.75%, 01/15/30(b)	135	132,384
3.63%, 03/15/31	134	122,187

		39,086,915

Household Durables — 0.4%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 4.88%, 02/15/30(b)	770	688,623
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25(b)	507	520,942
Lennar Corp., 5.25%, 06/01/26	890	935,550
Mattamy Group Corp., 4.63%, 03/01/30(b)	427	401,085
NCR Corp.(b) 5.75%, 09/01/27	512	512,000
5.00%, 10/01/28	241	230,757
5.13%, 04/15/29	159	152,853
6.13%, 09/01/29	175	175,438
Newell Brands, Inc., 5.75%, 04/01/46	154	160,930
PulteGroup, Inc. 5.00%, 01/15/27	55	57,948
7.88%, 06/15/32	56	72,343
SWF Escrow Issuer Corp., 6.50%, 10/01/29(b)	608	525,434

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Durables (continued)
Tempur Sealy International, Inc.(b) 4.00%, 04/15/29	$569	$516,837
3.88%, 10/15/31	559	479,342
Toll Brothers Finance Corp., 4.35%, 02/15/28	35	35,164

		5,465,246

Independent Power and Renewable Electricity Producers — 0.7%
Calpine Corp.(b) 5.25%, 06/01/26	379	380,895
4.50%, 02/15/28	955	931,583
5.13%, 03/15/28	3,279	3,123,510
5.00%, 02/01/31	5	4,550
Clearway Energy Operating LLC(b) 4.75%, 03/15/28	630	632,728
3.75%, 01/15/32	307	282,440
Greenko Dutch BV, 3.85%, 03/29/26(f)	782	737,843
India Green Energy Holdings, 5.38%, 04/29/24(f)	250	251,900
NRG Energy, Inc. 6.63%, 01/15/27	618	636,868
5.75%, 01/15/28	52	52,853
5.25%, 06/15/29(b)	960	938,141
3.63%, 02/15/31(b)	514	452,109
ReNew Power Pvt Ltd., 5.88%, 03/05/27(f)	200	195,660
SMC Global Power Holdings Corp., (5 year CMT + 7.16%), 5.45%(a)(f)(g)	300	264,000
TerraForm Power Operating LLC(b) 4.25%, 01/31/23	214	213,465
5.00%, 01/31/28	231	230,018
4.75%, 01/15/30	127	123,863

		9,452,426

Insurance — 3.7%
Acrisure LLC/Acrisure Finance, Inc., 6.00%, 08/01/29(b)	478	441,973
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer(b) 6.75%, 10/15/27	2,837	2,802,786
5.88%, 11/01/29	129	124,001
Allstate Corp., Series B, (3 mo. LIBOR US + 2.94%), 5.75%, 08/15/53(a)	5,000	4,975,000
AmWINS Group, Inc., 4.88%, 06/30/29(b)	551	528,971
Aon Global Ltd., 4.25%, 12/12/42(d)	6,500	6,469,837
Farmers Exchange Capital II, (3 mo. LIBOR US + 3.74%), 6.15%, 11/01/53(a)(b)	4,890	5,755,058
GTCR AP Finance, Inc., 8.00%, 05/15/27(b)	87	88,014
HUB International Ltd.(b) 7.00%, 05/01/26	1,724	1,743,921
5.63%, 12/01/29	181	172,855
Northwestern Mutual Life Insurance Co., 6.06%, 03/30/40(b)(d)	12,000	14,877,005
Principal Financial Group, Inc., (3 mo. LIBOR US + 3.04%), 3.55%, 05/15/55(a)	5,000	4,850,000
Progressive Corp., Series B, (3 mo. LIBOR US + 2.54%), 5.38%(a)(g)	5,000	4,890,000

		47,719,421

Interactive Media & Services — 0.6%
Cablevision Lightpath LLC(b) 3.88%, 09/15/27	368	344,080
5.63%, 09/15/28	540	492,750
Netflix, Inc. 3.63%, 06/15/25(b)	210	211,136
5.88%, 11/15/28	1,698	1,871,705

Security	Par (000)	Value

Interactive Media & Services (continued)
Netflix, Inc. (continued) 5.38%, 11/15/29(b)	$2,007	$2,172,577
4.88%, 06/15/30(b)	461	491,749
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., 4.75%, 04/30/27(b)	614	582,993
Twitter, Inc.(b) 3.88%, 12/15/27	766	743,978
5.00%, 03/01/30	477	474,615

		7,385,583

Internet & Direct Marketing Retail — 0.2%
Amazon.com, Inc., 2.70%, 06/03/60(d)	3,614	2,984,661

Internet Software & Services — 0.8%
ANGI Group LLC, 3.88%, 08/15/28(b)	582	493,035
Booking Holdings, Inc., 3.55%, 03/15/28(d)	3,375	3,403,871
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(b) 5.25%, 12/01/27	370	371,685
3.50%, 03/01/29	265	243,659
Match Group Holdings II LLC(b) 4.13%, 08/01/30	383	358,898
3.63%, 10/01/31	222	198,565
Uber Technologies, Inc.(b) 7.50%, 05/15/25	1,750	1,826,125
8.00%, 11/01/26	481	511,159
7.50%, 09/15/27	1,892	2,017,364
6.25%, 01/15/28	440	454,934
4.50%, 08/15/29	967	906,562

		10,785,857

IT Services — 0.6%
Booz Allen Hamilton, Inc.(b) 3.88%, 09/01/28	735	709,488
4.00%, 07/01/29	995	971,558
CA Magnum Holdings 5.38%, 10/31/26(b)	964	939,900
5.38%, 10/31/26(f)	700	682,500
Camelot Finance SA, 4.50%, 11/01/26(b)	1,254	1,219,515
Dun & Bradstreet Corp., 5.00%, 12/15/29(b)	252	236,880
Fair Isaac Corp., 4.00%, 06/15/28(b)	393	380,471
Gartner, Inc.(b) 4.50%, 07/01/28	587	584,796
3.63%, 06/15/29	121	113,437
3.75%, 10/01/30	984	923,730
Rackspace Technology Global, Inc., 5.38%, 12/01/28(b)(d)	172	149,236
Twilio, Inc., 3.88%, 03/15/31	810	752,909
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)	551	503,628

		8,168,048

Leisure Products — 0.2%
Mattel, Inc. 5.88%, 12/15/27(b)	503	526,188
3.75%, 04/01/29(b)	213	204,953
6.20%, 10/01/40	548	630,378
5.45%, 11/01/41	753	801,569

		2,163,088

Machinery(b) — 0.5%
Colfax Corp., 6.38%, 02/15/26	671	692,163
Husky III Holding Ltd., (13.00% Cash or 13.75% PIK), 13.00%, 02/15/25(h)	166	172,640

9

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
Madison IAQ LLC 4.13%, 06/30/28	$200	$184,328
5.88%, 06/30/29	783	702,743
Terex Corp., 5.00%, 05/15/29	688	659,427
Titan Acquisition Ltd./Titan Co.-Borrower LLC, 7.75%, 04/15/26	1,477	1,467,658
TK Elevator Holdco GmbH, 7.63%, 07/15/28	596	590,785
TK Elevator US Newco Inc., 5.25%, 07/15/27	1,547	1,530,030

		5,999,774

Media — 9.8%
Altice Financing SA(b) 5.00%, 01/15/28	863	773,550
5.75%, 08/15/29	2,009	1,826,352
Altice France Holding SA(b) 10.50%, 05/15/27	5,291	5,537,058
6.00%, 02/15/28(d)	734	633,075
AMC Entertainment Holdings, Inc.(b) 7.50%, 02/15/29	862	837,653
(10.00% Cash or 12.00% PIK), 10.00%, 06/15/26(h)	741	665,352
AMC Networks, Inc., 4.25%, 02/15/29	263	245,430
Cable One, Inc., 4.00%, 11/15/30(b)	270	248,999
CCO Holdings LLC/CCO Holdings Capital Corp. 5.13%, 05/01/27(b)(d)	2,592	2,595,823
5.00%, 02/01/28(b)	162	160,299
5.38%, 06/01/29(b)	1,823	1,823,000
4.75%, 03/01/30(b)	579	555,979
4.50%, 08/15/30(b)	3,257	3,056,019
4.25%, 02/01/31(b)	1,861	1,688,857
4.75%, 02/01/32(b)	316	294,272
4.50%, 05/01/32	341	311,913
4.50%, 06/01/33(b)	326	292,585
4.25%, 01/15/34(b)	2,197	1,908,084
Charter Communications Operating LLC/Charter Communications Operating Capital 6.38%, 10/23/35	479	541,141
6.48%, 10/23/45(d)	9,584	10,910,266
5.38%, 05/01/47	1,500	1,535,837
6.83%, 10/23/55	3,540	4,197,262
Clear Channel Outdoor Holdings, Inc.(b) 7.75%, 04/15/28	1,797	1,806,398
7.50%, 06/01/29(d)	2,217	2,212,245
Clear Channel Worldwide Holdings, Inc., 5.13%, 08/15/27(b)(d)	5,455	5,396,031
Comcast Corp. 3.75%, 04/01/40	545	548,604
2.99%, 11/01/63(b)	5,558	4,548,255
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26(b)(d)	4,514	4,592,498
Cox Communications, Inc., 8.38%, 03/01/39(b)	5,000	7,351,897
CSC Holdings LLC 5.25%, 06/01/24	1,061	1,062,342
5.38%, 02/01/28(b)	336	326,108
7.50%, 04/01/28(b)	877	861,652
5.75%, 01/15/30(b)	406	361,340
4.13%, 12/01/30(b)	1,538	1,348,618
4.63%, 12/01/30(b)	200	167,258
3.38%, 02/15/31(b)	225	189,562
4.50%, 11/15/31(b)	680	609,464
5.00%, 11/15/31(b)	542	454,120

Security	Par (000)	Value

Media (continued)
Directv Financing LLC/Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/27(b)	$897	$882,424
Discovery Communications LLC, 4.88%, 04/01/43	4,000	4,009,590
DISH DBS Corp. 5.88%, 07/15/22	2,545	2,557,674
7.75%, 07/01/26	1,110	1,102,785
5.25%, 12/01/26(b)	2,398	2,284,095
5.75%, 12/01/28(b)	1,904	1,801,660
Frontier Communications Holdings LLC(b) 5.88%, 10/15/27	1,001	994,293
5.00%, 05/01/28	1,642	1,576,320
6.75%, 05/01/29	1,212	1,163,520
6.00%, 01/15/30	760	703,000
Globe Telecom, Inc., (5 year CMT + 5.53%), 4.20%(a)(f)(g)	700	670,250
Gray Television, Inc., 7.00%, 05/15/27(b)	415	429,525
iHeartCommunications, Inc. 6.38%, 05/01/26	370	380,157
8.38%, 05/01/27	73	75,823
5.25%, 08/15/27(b)	376	371,770
4.75%, 01/15/28(b)	184	175,720
Iliad Holding SASU(b) 6.50%, 10/15/26	978	980,641
7.00%, 10/15/28	757	758,120
Lamar Media Corp., 4.00%, 02/15/30	307	292,034
LCPR Senior Secured Financing DAC(b) 6.75%, 10/15/27	860	883,478
5.13%, 07/15/29	963	919,371
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(b)(h)	823	625,422
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(b)	1,238	1,193,122
Live Nation Entertainment, Inc.(b) 4.88%, 11/01/24	136	136,545
6.50%, 05/15/27	2,059	2,192,876
4.75%, 10/15/27	391	381,225
Magallanes, Inc., 3.43%, 03/15/24(b)	1,460	1,468,004
Network i2i Ltd., (5 year CMT + 4.27%), 5.65%(a)(f)(g)	695	691,004
Outfront Media Capital LLC/Outfront Media Capital Corp.(b) 5.00%, 08/15/27	476	465,328
4.25%, 01/15/29	336	312,564
4.63%, 03/15/30	55	51,769
Paramount Global, 5.85%, 09/01/43	1,300	1,497,823
Radiate Holdco LLC/Radiate Finance, Inc.(b) 4.50%, 09/15/26	1,459	1,407,935
6.50%, 09/15/28	3,011	2,847,277
Scripps Escrow II, Inc., 3.88%, 01/15/29(b)	37	34,382
Sinclair Television Group, Inc., 4.13%, 12/01/30(b)	65	57,959
Sirius XM Radio, Inc.(b) 3.13%, 09/01/26	1,020	964,382
5.00%, 08/01/27	394	393,015
4.00%, 07/15/28	839	797,050
5.50%, 07/01/29	1,008	1,023,120
4.13%, 07/01/30	2	1,872
3.88%, 09/01/31	500	455,000
Stagwell Global LLC, 5.63%, 08/15/29(b)	209	197,166
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28(b)	1,000	965,000
Time Warner Cable LLC, 6.55%, 05/01/37	3,519	4,046,955
UPC Broadband Finco BV, 4.88%, 07/15/31(b)	934	876,905
Videotron Ltd., 3.63%, 06/15/29(b)	421	390,347

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(b)	$1,452	$1,393,920
Walt Disney Co., 2.75%, 09/01/49	3,614	3,075,097
WMG Acquisition Corp., 3.88%, 07/15/30(b)	263	250,507
Ziggo Bond Co. BV, 6.00%, 01/15/27(b)	955	960,969
Ziggo BV, 4.88%, 01/15/30(b)	605	569,747

		125,211,735

Metals & Mining — 1.8%
ABJA Investment Co. Pte. Ltd., 5.45%, 01/24/28(f)	306	315,180
Arconic Corp.(b) 6.00%, 05/15/25	705	721,215
6.13%, 02/15/28	552	553,857
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)	2,157	2,263,168
Commercial Metals Co., 4.88%, 05/15/23	2,194	2,226,910
Constellium SE(b) 5.88%, 02/15/26	996	996,000
3.75%, 04/15/29	1,077	966,608
JSW Steel Ltd., 3.95%, 04/05/27(f)	500	471,750
Kaiser Aluminum Corp.(b) 4.63%, 03/01/28	988	928,088
4.50%, 06/01/31	266	239,823
Mongolian Mining Corp./Energy Resources LLC, 9.25%, 04/15/24(f)	200	143,788
New Gold, Inc., 7.50%, 07/15/27(b)	1,357	1,407,887
Novelis Corp.(b) 3.25%, 11/15/26	862	823,451
4.75%, 01/30/30	2,331	2,263,086
3.88%, 08/15/31	771	705,203
Periama Holdings LLC, 5.95%, 04/19/26(f)	200	202,900
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29(b)	249	232,193
Southern Copper Corp., 5.88%, 04/23/45(d)	3,870	4,711,725
Steel Dynamics, Inc., 3.25%, 10/15/50	1,145	978,440
U.S. Steel Corp., 6.88%, 03/01/29	1,077	1,120,080
Vedanta Resources Finance II PLC(f) 8.00%, 04/23/23	200	191,560
13.88%, 01/21/24	200	209,250
8.95%, 03/11/25	200	194,000

		22,866,162

Multiline Retail — 0.2%
Bath & Body Works, Inc. 6.88%, 11/01/35	1,119	1,152,570
7.60%, 07/15/37	226	234,475
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26(b)	820	842,140

		2,229,185

Offshore Drilling & Other Services — 0.1%
Lam Research Corp., 4.88%, 03/15/49	875	1,042,287

Oil, Gas & Consumable Fuels — 14.1%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26(b)	657	681,769
Antero Midstream Partners LP/Antero Midstream Finance Corp.(b)
5.75%, 03/01/27	654	666,027
5.75%, 01/15/28	127	129,699
5.38%, 06/15/29	425	424,566
Antero Resources Corp., 5.38%, 03/01/30(b)	230	234,887
Apache Corp. 4.25%, 01/15/30	534	538,280

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Apache Corp. (continued) 5.10%, 09/01/40	$346	$348,595
5.25%, 02/01/42	57	56,715
5.35%, 07/01/49	198	190,575
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
9.00%, 11/01/27	916	1,254,920
5.88%, 06/30/29	26	25,690
Brand Industrial Services, Inc., 8.50%, 07/15/25(b)	984	915,199
Buckeye Partners LP 4.13%, 03/01/25(b)	594	585,797
5.85%, 11/15/43	383	326,485
5.60%, 10/15/44	376	315,197
Callon Petroleum Co. 6.13%, 10/01/24	282	280,590
9.00%, 04/01/25(b)	2,272	2,408,320
6.38%, 07/01/26	80	79,550
8.00%, 08/01/28(b)(d)	1,261	1,329,308
Cenovus Energy, Inc. 5.38%, 07/15/25	1,186	1,250,608
5.40%, 06/15/47	77	86,698
Centennial Resource Production LLC, 6.88%, 04/01/27(b)	168	168,857
Cheniere Energy Partners LP 4.50%, 10/01/29	1,252	1,258,260
4.00%, 03/01/31	664	643,675
3.25%, 01/31/32(b)	1,310	1,191,170
Cheniere Energy, Inc., 4.63%, 10/15/28	3,534	3,545,839
Chesapeake Energy Corp.(b) 5.88%, 02/01/29	80	82,600
6.75%, 04/15/29	1,024	1,084,554
CNOOC Petroleum North America ULC, 6.40%, 05/15/37(d)	2,000	2,341,920
CNX Resources Corp., 6.00%, 01/15/29(b)	56	56,560
Colgate Energy Partners III LLC(b) 7.75%, 02/15/26	276	294,219
5.88%, 07/01/29(d)	452	465,989
Comstock Resources, Inc.(b) 7.50%, 05/15/25	569	577,535
6.75%, 03/01/29	792	817,011
5.88%, 01/15/30	1,046	1,030,624
Coterra Energy, Inc., 4.38%, 06/01/24(b)	38	38,764
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(b)	1,718	1,687,763
Crescent Energy Finance LLC, 7.25%, 05/01/26(b)	1,096	1,101,107
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(b)
5.63%, 05/01/27	139	137,727
6.00%, 02/01/29	65	64,756
8.00%, 04/01/29	286	305,271
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(b)	1,677	1,709,257
DCP Midstream Operating LP(b) 6.45%, 11/03/36	247	284,606
6.75%, 09/15/37	1,311	1,537,147
Devon Energy Corp. 8.25%, 08/01/23	811	858,969
5.25%, 09/15/24	100	104,504
5.25%, 10/15/27	130	134,775
5.88%, 06/15/28	204	215,973
4.50%, 01/15/30	117	120,736

11

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Diamondback Energy, Inc., 3.50%, 12/01/29	$692	$685,472
DT Midstream, Inc.(b) 4.13%, 06/15/29	842	807,314
4.38%, 06/15/31	876	838,770
eG Global Finance PLC(b) 6.75%, 02/07/25	703	701,242
8.50%, 10/30/25	787	805,691
Enbridge, Inc.(a)
(3 mo. LIBOR US + 3.64%), 6.25%, 03/01/78	5,000	5,175,907
Series 16-A, (3 mo. LIBOR US + 3.89%), 6.00%, 01/15/77	5,880	6,027,078
Endeavor Energy Resources LP/EER Finance, Inc.(b) 6.63%, 07/15/25	322	334,075
5.75%, 01/30/28	518	535,482
Energy Transfer LP 5.50%, 06/01/27	406	436,303
6.13%, 12/15/45	3,579	3,946,750
Series B, (3 mo. LIBOR US + 4.16%), 6.63%(a)(g)	5,000	4,475,000
EnLink Midstream LLC 5.63%, 01/15/28(b)	481	490,620
5.38%, 06/01/29	324	323,190
EnLink Midstream Partners LP 4.40%, 04/01/24	613	621,004
4.15%, 06/01/25	48	47,833
4.85%, 07/15/26	64	64,000
5.60%, 04/01/44	626	539,925
5.05%, 04/01/45	68	54,910
5.45%, 06/01/47	215	181,138
Enterprise Products Operating LLC 4.90%, 05/15/46(d)	5,375	5,807,813
Series E, (3 mo. LIBOR US + 3.03%), 5.25%, 08/16/77(a)	4,800	4,512,544
EQM Midstream Partners LP 4.13%, 12/01/26	226	216,967
4.75%, 01/15/31(b)	1,255	1,173,425
Exxon Mobil Corp., 3.45%, 04/15/51(d)	3,890	3,770,944
Genesis Energy LP/Genesis Energy Finance Corp., 7.75%, 02/01/28	293	294,554
GMR Hyderabad International Airport Ltd.(f) 5.38%, 04/10/24	200	201,037
4.25%, 10/27/27	200	182,537
Great Western Petroleum LLC/Great Western Finance Corp., 12.00%, 09/01/25(b)	40	44,600
Gulfport Energy Corp., 8.00%, 05/17/26(b)	52	54,006
Harbour Energy PLC, 5.50%, 10/15/26(b)	200	197,500
Harvest Midstream I LP, 7.50%, 09/01/28(b)	115	117,459
Hess Corp., 5.80%, 04/01/47(d)	5,000	5,948,871
Hess Midstream Operations LP, 4.25%, 02/15/30(b)	497	468,969
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 11/01/28(b)	116	116,580
ITT Holdings LLC, 6.50%, 08/01/29(b)	711	656,765
Kinder Morgan, Inc. 7.80%, 08/01/31	197	251,859
7.75%, 01/15/32(d)	4,586	5,909,955
Marathon Petroleum Corp., 5.13%, 12/15/26	937	997,084
Matador Resources Co., 5.88%, 09/15/26	1,500	1,527,450
Medco Bell Pte. Ltd., 6.38%, 01/30/27(f)	300	291,000
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/28(f)	400	389,000
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26(f)	200	202,000

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
MEG Energy Corp., 6.50%, 01/15/25(b)	$513	$521,336
MPLX LP 5.20%, 03/01/47	3,500	3,752,964
4.70%, 04/15/48(d)	5,000	5,036,981
5.50%, 02/15/49	2,640	2,923,878
Murphy Oil Corp. 5.75%, 08/15/25	3	3,057
5.88%, 12/01/27	46	46,805
6.38%, 12/01/42	47	45,048
Murphy Oil USA, Inc., 4.75%, 09/15/29	323	320,278
Nabors Industries Ltd.(b) 7.25%, 01/15/26	109	109,000
7.50%, 01/15/28	354	345,150
Nabors Industries, Inc., 7.38%, 05/15/27(b)	413	429,004
New Fortress Energy, Inc.(b) 6.75%, 09/15/25	1,419	1,427,386
6.50%, 09/30/26	1,543	1,528,758
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26(b)	364	358,063
NGPL PipeCo LLC, 7.77%, 12/15/37(b)	1,117	1,401,865
Northern Oil and Gas, Inc., 8.13%, 03/01/28(b)	1,080	1,125,166
NuStar Logistics LP 6.00%, 06/01/26	373	377,194
6.38%, 10/01/30	45	45,609
Occidental Petroleum Corp. 6.95%, 07/01/24	92	98,785
5.50%, 12/01/25	218	229,401
5.55%, 03/15/26	79	83,740
8.88%, 07/15/30	140	179,550
6.63%, 09/01/30	1,444	1,656,990
6.20%, 03/15/40	1,521	1,688,310
4.50%, 07/15/44	227	216,929
6.60%, 03/15/46	20	23,500
4.40%, 04/15/46	64	60,800
4.40%, 08/15/49	64	60,160
PDC Energy, Inc., 5.75%, 05/15/26	759	769,429
Petroleos Mexicanos 3.50%, 01/30/23	5,000	4,988,750
4.63%, 09/21/23(d)	3,965	3,999,694
6.70%, 02/16/32	695	660,250
Plains All American Pipeline LP, Series B, (3 mo. LIBOR US + 4.11%), 6.13%(a)(g)	2,215	1,878,320
Range Resources Corp. 5.88%, 07/01/22	280	280,000
5.00%, 08/15/22	559	559,000
5.00%, 03/15/23	551	554,857
4.88%, 05/15/25	30	30,365
4.75%, 02/15/30(b)	166	164,868
Rockcliff Energy II LLC, 5.50%, 10/15/29(b)	667	667,617
Rockies Express Pipeline LLC, 6.88%, 04/15/40(b)	580	573,313
Sabine Pass Liquefaction LLC 5.63%, 04/15/23(d)	10,510	10,753,282
5.75%, 05/15/24	2,575	2,695,093
5.88%, 06/30/26	1,481	1,601,073
SM Energy Co. 10.00%, 01/15/25(b)	1,895	2,068,696
5.63%, 06/01/25	44	43,945
6.75%, 09/15/26	292	300,256
6.63%, 01/15/27	121	124,044

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
SM Energy Co. (continued)
6.50%, 07/15/28	$165	$170,268
Southwestern Energy Co.
5.95%, 01/23/25	29	30,317
5.38%, 02/01/29	624	631,800
4.75%, 02/01/32	322	321,597
Sunoco LP/Sunoco Finance Corp.
6.00%, 04/15/27	141	143,644
5.88%, 03/15/28	317	320,170
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)
6.00%, 03/01/27	150	149,423
6.00%, 12/31/30	102	98,976
6.00%, 09/01/31	198	190,624
Tap Rock Resources LLC, 7.00%, 10/01/26(b)	1,323	1,369,464
TransCanada PipeLines Ltd., 4.88%, 05/15/48(d)	4,000	4,484,900
Transcanada Trust, (3 mo. LIBOR US + 3.53%), 5.63%, 05/20/75(a)	2,755	2,755,826
Transocean, Inc., 11.50%, 01/30/27(b)	294	303,555
Venture Global Calcasieu Pass LLC(b)
3.88%, 08/15/29	1,582	1,537,910
4.13%, 08/15/31	1,500	1,471,725
3.88%, 11/01/33	2,608	2,493,900
Western Midstream Operating LP
4.55%, 02/01/30	282	280,590
5.45%, 04/01/44	12	12,165
5.30%, 03/01/48	1,010	999,900
5.50%, 08/15/48	117	115,538
5.75%, 02/01/50	1,445	1,408,875
Williams Cos., Inc.
4.55%, 06/24/24	527	541,356
8.75%, 03/15/32	2,478	3,365,824
5.10%, 09/15/45(d)	5,075	5,498,899

		179,920,071

Personal Products — 0.0%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 4.75%, 01/15/29(b)	299	279,001

Pharmaceuticals — 4.2%
AbbVie, Inc.(d)
4.75%, 03/15/45	5,485	5,971,135
4.70%, 05/14/45	3,255	3,533,959
Bausch Health Americas, Inc., 8.50%, 01/31/27(b)	1,137	1,133,896
Bausch Health Cos., Inc.(b)
9.00%, 12/15/25(e)	764	791,561
6.13%, 02/01/27	250	251,585
7.00%, 01/15/28	395	353,636
6.25%, 02/15/29	392	321,440
7.25%, 05/30/29	1,242	1,059,339
5.25%, 02/15/31	78	60,712
CVS Health Corp.(d)
5.13%, 07/20/45	3,879	4,378,656
5.05%, 03/25/48	8,205	9,292,088
Elanco Animal Health, Inc., 6.40%, 08/28/28	353	378,600
Endo Dac/Endo Finance LLC/Endo Finco, Inc., 9.50%, 07/31/27(b)(d)	994	872,235
Endo Luxembourg Finance Co. I SARL/Endo U.S., Inc., 6.13%, 04/01/29(b)	983	896,988
Jazz Securities DAC, 4.38%, 01/15/29(b)	853	826,344
Merck & Co., Inc., 6.50%, 12/01/33(d)	6,420	8,437,557

Security	Par (000)	Value

Pharmaceuticals (continued)
Option Care Health, Inc., 4.38%, 10/31/29(b)	$265	$248,438
Organon and Co./Organon Foreign Debt Co-Issuer BV(b)
4.13%, 04/30/28	1,633	1,555,767
5.13%, 04/30/31	1,599	1,543,035
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25(b)	394	362,480
Par Pharmaceutical, Inc., 7.50%, 04/01/27(b)	3,021	2,819,046
PRA Health Sciences, Inc., 2.88%, 07/15/26(b)	1,021	971,543
Prestige Brands, Inc., 3.75%, 04/01/31(b)	318	283,815
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/30(d)	8,270	7,464,796
Teva Pharmaceutical Finance Netherlands III BV, 7.13%, 01/31/25	200	209,140

		54,017,791

Real Estate Management & Development — 1.2%
Agile Group Holdings Ltd.(f)
5.75%, 01/02/25	200	66,000
6.05%, 10/13/25	200	64,000
AYC Finance Ltd., 3.90%(f)(g)	300	252,000
China Aoyuan Group Ltd.(f)(i)(j)
7.95%, 02/19/23	230	36,800
6.20%, 03/24/26	420	67,200
China Evergrande Group(f)(i)(j)
10.00%, 04/11/23	300	37,500
7.50%, 06/28/23	300	36,750
9.50%, 03/29/24	300	37,500
10.50%, 04/11/24	350	43,750
China SCE Group Holdings Ltd.(f)
7.25%, 04/19/23	200	146,412
7.38%, 04/09/24	200	110,537
CIFI Holdings Group Co. Ltd.(f)
6.55%, 03/28/24	450	396,000
6.45%, 11/07/24	450	396,000
Dexin China Holdings Co. Ltd., 9.95%, 12/03/22(f)	298	149,000
Easy Tactic Ltd.(f)
9.13%, 07/28/22	200	51,000
12.38%, 11/18/22	200	46,788
Fantasia Holdings Group Co. Ltd., 7.95%, 07/05/22(f)(i)(j)	1,050	141,750
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(b)	183	187,264
Global Prime Capital Pte. Ltd., 5.95%, 01/23/25(f)	200	190,000
GLP Pte. Ltd., (5 year CMT + 3.74%), 4.50%(a)(f)(g)	200	177,912
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(b)	360	362,700
Hopson Development Holdings Ltd., 7.00%, 05/18/24(f)	229	176,373
Howard Hughes Corp.(b)
5.38%, 08/01/28	762	765,033
4.13%, 02/01/29	176	165,134
4.38%, 02/01/31	46	43,240
Kaisa Group Holdings Ltd.(f)(i)(j)
11.50%, 01/30/23	200	38,000
10.88%, 07/23/23	200	39,100
9.75%, 09/28/23	200	37,475
11.95%, 11/12/23	249	48,555
9.38%, 06/30/24	850	153,000
Kennedy-Wilson, Inc., 4.75%, 02/01/30	282	268,157
KWG Group Holdings Ltd., 5.88%, 11/10/24(f)	400	152,000
Logan Group Co. Ltd.(f)
4.25%, 09/17/24	300	60,337
4.50%, 01/13/28	269	53,800
Modern Land China Co. Ltd., 11.50%, 11/13/22(f)(i)(j)	1,130	203,400

13

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Management & Development (continued)
New Metro Global Ltd., 4.50%, 05/02/26(f)	$349	$223,360
Northwest Florida Timber Finance LLC, 4.75%, 03/04/29(b)(d)	4,485	4,490,916
Pakuwon Jati Tbk PT, 4.88%, 04/29/28(f)	500	476,500
Powerlong Real Estate Holdings Ltd.(f) 6.25%, 08/10/24	500	190,000
5.95%, 04/30/25	500	180,000
Realogy Group LLC/Realogy Co.-Issuer Corp.(b) 5.75%, 01/15/29	362	341,185
5.25%, 04/15/30	263	241,960
Redsun Properties Group Ltd., 10.50%, 10/03/22(f)	200	53,146
RKPF Overseas 2019 A Ltd.(f)
Series 2019-A, 6.70%, 09/30/24	400	342,000
Series 2019-A, 5.90%, 03/05/25	200	155,000
RKPF Overseas 2020 A Ltd., Series 2020-A, 5.20%, 01/12/26(f)	306	235,620
Ronshine China Holdings Ltd.(f) 7.35%, 12/15/23	307	52,190
6.75%, 08/05/24	940	150,400
7.10%, 01/25/25	200	30,000
Seazen Group Ltd., 6.00%, 08/12/24(f)	400	272,000
Shimao Group Holdings Ltd., 3.45%, 01/11/31(f)	200	50,000
Shui On Development Holding Ltd.(f) 5.75%, 11/12/23	550	525,250
5.50%, 03/03/25	230	210,450
Starwood Property Trust, Inc., 4.38%, 01/15/27(b)	150	145,500
Sunac China Holdings Ltd.(f) 6.65%, 08/03/24	200	49,000
6.50%, 01/10/25	200	49,000
7.00%, 07/09/25	782	191,590
Theta Capital Pte. Ltd., 8.13%, 01/22/25(f)	200	201,000
Times China Holdings Ltd.(f) 6.75%, 07/08/25	570	222,300
5.75%, 01/14/27	326	117,360
Wanda Properties International Co. Ltd., 7.25%, 01/29/24(f)	660	574,200
Yango Justice International Ltd.(f)(i)(j) 8.25%, 11/25/23	200	10,000
7.50%, 04/15/24	200	10,000
Yanlord Land HK Co. Ltd.(f) 6.75%, 04/23/23	200	194,000
6.80%, 02/27/24	200	190,000
5.13%, 05/20/26	200	180,000
Yuzhou Group Holdings Co. Ltd.(f)(i)(j) 7.70%, 02/20/25	200	28,000
7.38%, 01/13/26	1,300	169,650
Zhenro Properties Group Ltd., 7.35%, 02/05/25(f)	583	61,215

		15,813,259

Road & Rail — 1.8%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.35%), 6.61%, 12/15/55(a)(d)	6,125	6,492,500
CSX Corp., 3.80%, 04/15/50	770	781,708
Norfolk Southern Corp., 6.00%, 03/15/2105(d)	12,700	15,070,011
Seaspan Corp., 5.50%, 08/01/29(b)	683	639,459

		22,983,678

Semiconductors & Semiconductor Equipment — 2.0%
Broadcom, Inc., 5.00%, 04/15/30(d)	10,970	11,661,040

Security	Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp.(d) 3.50%, 04/01/50	$2,785	$2,814,549
3.70%, 04/01/60	1,760	1,781,779
NXP BV/NXP Funding LLC/NXP USA, Inc., 3.40%, 05/01/30(b)	1,755	1,703,684
ON Semiconductor Corp., 3.88%, 09/01/28(b)	638	609,290
QUALCOMM, Inc., 4.30%, 05/20/47(d)	3,500	3,938,493
Sensata Technologies BV(b) 5.63%, 11/01/24	695	718,456
5.00%, 10/01/25	572	579,865
4.00%, 04/15/29	433	412,315
Sensata Technologies, Inc., 4.38%, 02/15/30(b)	1,950	1,864,873

		26,084,344

Software — 1.4%
Black Knight InfoServ LLC, 3.63%, 09/01/28(b)	859	814,074
Boxer Parent Co., Inc.(b) 7.13%, 10/02/25	764	791,917
9.13%, 03/01/26	336	346,080
Condor Merger Sub, Inc., 7.38%, 02/15/30(b)	1,039	996,650
Crowdstrike Holdings, Inc., 3.00%, 02/15/29	114	104,595
Elastic NV, 4.13%, 07/15/29(b)	718	667,711
Helios Software Holdings, Inc./ION Corp. Solutions Finance SARL, 4.63%, 05/01/28(b)	205	188,356
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)	273	255,937
MSCI, Inc.(b) 3.63%, 09/01/30	131	122,797
3.88%, 02/15/31	707	670,346
3.63%, 11/01/31	264	248,490
3.25%, 08/15/33	397	356,829
Open Text Corp.(b) 3.88%, 02/15/28	474	454,457
3.88%, 12/01/29	315	299,250
Open Text Holdings, Inc., 4.13%, 02/15/30(b)	901	854,324
Oracle Corp., 3.95%, 03/25/51	4,425	3,868,402
Playtika Holding Corp., 4.25%, 03/15/29(b)	1,144	1,055,340
PTC, Inc.(b) 3.63%, 02/15/25	166	164,133
4.00%, 02/15/28	867	844,692
SS&C Technologies, Inc., 5.50%, 09/30/27(b)(d)	3,862	3,891,023
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(b)	1,382	1,311,110

		18,306,513

Specialty Retail(b) — 0.5%
PetSmart, Inc./PetSmart Finance Corp. 4.75%, 02/15/28	731	706,442
7.75%, 02/15/29	3,703	3,823,348
Staples, Inc. 7.50%, 04/15/26	1,754	1,703,318
10.75%, 04/15/27	276	245,640

		6,478,748

Technology Hardware, Storage & Peripherals — 0.5%
Dell International LLC/EMC Corp. 5.85%, 07/15/25	2,395	2,556,263
8.35%, 07/15/46	2,355	3,441,574
II-VI, Inc., 5.00%, 12/15/29(b)	690	674,475

		6,672,312

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Textiles, Apparel & Luxury Goods(b) — 0.1%
Crocs, Inc., 4.13%, 08/15/31	$244	$206,180
Levi Strauss & Co., 3.50%, 03/01/31	236	216,119
William Carter Co., 5.63%, 03/15/27	365	370,387
Wolverine World Wide, Inc., 4.00%, 08/15/29	209	185,488

		978,174

Thrifts & Mortgage Finance — 0.2%
Home Point Capital, Inc., 5.00%, 02/01/26(b)	449	367,870
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/01/25(b)	268	266,995
MGIC Investment Corp., 5.25%, 08/15/28	337	332,926
Nationstar Mortgage Holdings, Inc.(b) 6.00%, 01/15/27	524	533,222
5.13%, 12/15/30	163	150,775
5.75%, 11/15/31	197	187,881
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc., 2.88%, 10/15/26(b)	164	150,576

		1,990,245

Tobacco(d) — 1.9%
Altria Group, Inc., 10.20%, 02/06/39	13,392	19,480,964
BAT Capital Corp., 4.54%, 08/15/47	3,000	2,677,162
Reynolds American, Inc., 5.85%, 08/15/45	2,335	2,402,544

		24,560,670

Transportation Infrastructure — 0.6%
FedEx Corp., 5.25%, 05/15/50	6,000	6,948,628
Signature Aviation U.S. Holdings, Inc., 4.00%, 03/01/28(b)	541	534,238

		7,482,866

Utilities — 0.3%
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(b)	286	284,190
India Green Power Holdings, 4.00%, 02/22/27(f)	700	638,750
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(f)	605	541,399
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(b)	1,087	1,069,401
ReNew Wind Energy AP2/ReNew Power Pvt Ltd., 4.50%, 07/14/28(f)	550	500,500
Vistra Operations Co. LLC(b) 5.63%, 02/15/27	812	811,314
4.38%, 05/01/29	471	445,095

		4,290,649

Wireless Telecommunication Services — 3.4%
Altice France SA(b) 8.13%, 02/01/27	528	544,437
5.50%, 01/15/28	1,180	1,093,506
5.13%, 01/15/29	338	302,790
5.13%, 07/15/29	1,815	1,626,694
5.50%, 10/15/29	1,369	1,228,376
American Tower Corp., 3.60%, 01/15/28	4,000	3,961,668
Crown Castle International Corp. 3.65%, 09/01/27(d)	8,000	7,941,934
4.15%, 07/01/50	820	799,856
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd., 8.75%, 05/25/24(b)	635	630,357
Rogers Communications, Inc., 4.55%, 03/15/52(b)	5,433	5,401,262
SBA Communications Corp., 3.88%, 02/15/27	2,566	2,502,941
Sprint Corp. 7.88%, 09/15/23	421	447,312
7.13%, 06/15/24	796	853,750

Security	Par (000)	Value

Wireless Telecommunication Services (continued)
Sprint Corp. (continued) 7.63%, 03/01/26	$1,196	$1,350,057
T-Mobile USA, Inc. 4.75%, 02/01/28	913	927,973
2.63%, 02/15/29	438	399,776
2.88%, 02/15/31	443	399,112
3.50%, 04/15/31	821	772,545
3.50%, 04/15/31(b)	751	706,676
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 02/15/29(b)	1,085	1,011,600
VICI Properties LP/VICI Note Co., Inc.(b) 3.50%, 02/15/25	946	932,046
4.25%, 12/01/26	2,963	2,950,555
3.75%, 02/15/27	748	727,430
4.63%, 12/01/29	1,298	1,294,755
4.13%, 08/15/30	3,067	2,960,759
Vmed O2 U.K. Financing I PLC, 4.75%, 07/15/31(b)	1,234	1,163,045

		42,931,212

Total Corporate Bonds — 109.9% (Cost: $1,377,541,051)		1,407,203,678

Floating Rate Loan Interests(a)

Aerospace & Defense — 0.2%
Atlas CC Acquisition Corp.
Term Loan B, (3 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 05/25/28	639	635,000
Term Loan C, (3 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 05/25/28	107	105,842
Cobham Ultra U.S. Co-Borrower LLC, USD Term Loan B, 4.25%, 11/16/28(k)	100	98,792
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, (3 mo. LIBOR + 3.50%), 4.51%, 04/06/26	82	80,728
2020 Term Loan B1, (3 mo. LIBOR + 3.50%), 4.51%, 04/06/26	153	150,155
Peraton Corp.
2nd Lien Term Loan B1, (1 mo. LIBOR + 7.75%, 0.75% Floor), 8.50%, 02/01/29	238	235,529
Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/01/28	1,040	1,031,406
TransDigm, Inc., 2020 Term Loan F, (1 mo. LIBOR + 2.25%), 2.71%, 12/09/25	264	260,079

		2,597,531

Air Freight & Logistics — 0.0%
AIT Worldwide Logistics Holdings, Inc., 2021 Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 04/06/28	100	99,075
Kestrel Bidco, Inc., Term Loan B, (6 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 12/11/26	30	29,128
PECF USS Intermediate Holding III Corp., Term Loan B, (1 mo. LIBOR + 4.25%), 4.76%, 12/17/28	150	148,493

		276,696

Airlines — 0.2%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 04/20/28	436	440,879
Air Canada, 2021 Term Loan B, (3 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 08/11/28	374	370,103

15

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Airlines (continued)
American Airlines, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 1.75%), 2.20%, 01/29/27(k)	$389	$363,028
Mileage Plus Holdings LLC, 2020 Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 6.25%, 06/20/27	533	552,115
United Airlines, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 04/21/28	447	442,028

		2,168,153

Auto Components — 0.1%
Clarios Global LP, 2021 USD Term Loan B, (1 mo. LIBOR + 3.25%), 3.71%, 04/30/26	452	445,785
Truck Hero, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 01/31/28	264	255,742
USI, Inc., 2017 Repriced Term Loan, (3 mo. LIBOR + 3.00%), 4.01%, 05/16/24	375	372,198
Wand NewCo 3, Inc., 2020 Term Loan, (1 mo. LIBOR + 3.00%), 3.46%, 02/05/26	492	476,070

		1,549,795

Banks — 0.1%
Directv Financing LLC, Term Loan, (3 mo. LIBOR + 5.00%, 0.75% Floor), 5.75%, 08/02/27	401	399,678
LABL, Inc., 2021 USD 1st Lien Term Loan, (1 mo. LIBOR + 5.00%), 5.50%, 10/29/28(k)	223	220,680

		620,358

Beverages — 0.0%
Naked Juice LLC
Delayed Draw Term Loan, (SOFR + 3.25%), 3.75%, 01/24/29	19	18,503
Term Loan, (SOFR + 3.25%), 3.32%, 01/24/29(k)	326	320,720

		339,223

Building Products — 0.1%
Associated Materials Inc., 6.50%, 03/08/29	98	94,288
CP Atlas Buyer, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.75%), 4.25%, 11/23/27	226	219,686
CPG International, Inc., 2017 Term Loan, (1 Week LIBOR + 2.50%, 0.75% Floor), 3.25%, 05/05/24	100	99,050
Jeld-Wen, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%), 2.71%, 07/28/28	100	98,726
Standard Industries, Inc., 2021 Term Loan B, (6 mo. LIBOR + 2.50%), 3.79%, 09/22/28	75	74,483
Wilsonart LLC, 2021 Term Loan E, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.50%, 12/31/26	300	292,211

		878,444

Capital Markets — 0.1%
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 04/09/27	1,004	998,166
Eagle Broadband Investments LLC, Term Loan, (3 mo. LIBOR + 3.00%, 0.75% Floor), 4.06%, 11/12/27	150	147,529

		1,145,695

Chemicals — 0.2%
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 08/27/26	261	259,750
Atotech BV, 2021 USD Term Loan B, (1 mo. LIBOR + 2.50%), 3.00%, 03/18/28	375	370,642
Element Solutions, Inc., 2019 Term Loan B1, (1 mo. LIBOR + 2.00%), 2.46%, 01/31/26(k)	111	110,941

Security	Par (000)	Value

Chemicals (continued)
Lonza Group AG, USD 1st Lien Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 5.01%, 07/03/28	$18	$17,528
Messer Industries GmbH, 2018 USD Term Loan, (3 mo. LIBOR + 2.50%), 3.51%, 03/02/26	100	98,486
Momentive Performance Materials, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 3.70%, 05/15/24	200	196,744
New Arclin U.S. Holding Corp.(k)
2021 Delayed Draw Term Loan, 1.00%, 10/02/28	28	27,053
2021 Term Loan, (1 mo. LIBOR + 3.75%), 4.25%, 09/30/28	190	184,852
Oxea Holding Drei GmbH, 2017 USD Term Loan B2, (1 mo. LIBOR + 3.25%), 3.56%, 10/14/24	226	220,915
PQ Corp., 2021 Term Loan B, (3 mo. LIBOR + 2.50%), 3.00%, 06/09/28(k)	187	185,336
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (6 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 03/16/27	76	74,602
Sparta U.S. HoldCo LLC, 2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 08/02/28(c)	187	184,195

		1,931,044

Commercial Services & Supplies — 0.2%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1 mo. LIBOR + 3.75%), 4.25%, 05/12/28	300	295,259
Aramark Services, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.50%), 2.96%, 04/06/28(k)	113	111,305
Asurion LLC
2020 Term Loan B8, (1 mo. LIBOR + 3.25%), 3.71%, 12/23/26	226	220,262
2021 2nd Lien Term Loan B3, (1 mo. LIBOR + 5.25%), 5.71%, 01/31/28	375	367,125
Clean Harbors, Inc., 2021 Incremental Term Loan B, (1 mo. LIBOR + 2.00%), 2.46%, 10/08/28(k)	149	147,324
Covanta Holding Corp.(k)
2021 Term Loan B, (1 mo. LIBOR + 2.50%), 3.00%, 11/30/28	84	83,223
2021 Term Loan C, (1 mo. LIBOR + 2.50%), 3.00%, 11/30/28	6	6,234
Dealer Tire LLC, 2020 Term Loan B, (1 mo. LIBOR + 4.25%), 4.71%, 12/12/25	224	223,023
GFL Environmental, Inc., 2020 Term Loan, (3 mo. LIBOR + 3.00%), 3.50%, 05/30/25	112	111,440
KAR Auction Services, Inc., 2019 Term Loan B6, (1 mo. LIBOR + 2.25%), 2.75%, 09/19/26(c)	102	100,722
Packers Holdings LLC, 2021 Term Loan, (3 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 03/09/28	201	197,771
Prime Security Services Borrower LLC, 2021 Term Loan, (6 mo. LIBOR + 2.75%, 0.75% Floor), 3.50%, 09/23/26(k)	150	148,750
Verscend Holding Corp., 2021 Term Loan B, (1 mo. LIBOR + 4.00%), 4.46%, 08/27/25	335	333,480
Viad Corp., Initial Term Loan, (1 mo. LIBOR + 5.00%), 5.50%, 07/30/28	150	147,380

		2,493,298

Communications Equipment — 0.0%
ViaSat, Inc., Term Loan, (3 mo. LIBOR + 4.50%), 5.00%, 03/04/29	272	270,195

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Construction & Engineering — 0.1%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 5.26%, 06/21/24	$620	$589,867
Pike Corp., 2021 Incremental Term Loan B, (1 mo. LIBOR + 3.00%), 3.46%, 01/21/28	75	74,279
SRS Distribution, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.50%), 4.00%, 06/02/28	684	676,071
USIC Holdings, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 05/12/28(k)	150	148,312

		1,488,529

Construction Materials — 0.1%
Core & Main LP, 2021 Term Loan B, (1 mo. LIBOR + 2.50%), 2.95%, 07/27/28	563	557,239
Filtration Group Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 3.46%, 03/29/25	562	555,128
Tamko Building Products LLC, Term Loan B, (2 mo. LIBOR + 3.00%), 3.30%, 05/29/26	12	11,628

		1,123,995

Containers & Packaging — 0.1%
BWAY Holding Co., 2017 Term Loan B, (1 mo. LIBOR + 3.25%), 3.48%, 04/03/24	377	372,171
Charter NEX US, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/01/27	1,009	1,002,694
Pregis TopCo Corp., 1st Lien Term Loan, (1 mo. LIBOR + 4.00%), 4.46%, 08/01/26	187	182,326
Tosca Services LLC, 2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 08/18/27(c)	262	256,147

		1,813,338

Distributors — 0.0%
American Builders & Contractors Supply Co., Inc., 2019 Term Loan, (1 mo. LIBOR + 2.00%), 2.46%, 01/15/27	124	121,724
TMK Hawk Parent Corp., 2020 Super Priority Second Out Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 08/28/24(k)	122	103,677

		225,401

Diversified Consumer Services — 0.1%
Amentum Government Services Holdings LLC, 2022 Term Loan, (SOFR + 4.00%), 4.50%, 02/15/29	54	53,392
Ascend Learning, LLC
2021 2nd Lien Term Loan, (1 mo. LIBOR + 5.75%), 6.25%, 12/10/29	100	99,250
2021 Term Loan, (1 mo. LIBOR + 3.50%), 4.00%, 12/10/28(k)	149	147,984
Bright Horizons Family Solutions LLC, 2021 Term Loan B, (1 mo. LIBOR + 2.25%), 2.75%, 11/23/28	126	124,114
Midas Intermediate Holdco II LLC, 2020 Term Loan B, (3 mo. LIBOR + 6.75%, 0.75% Floor), 7.68%, 12/22/25	485	445,151
Ola Singapore PTE, Ltd., Term Loan, (SOFR + 6.25%, 0.75% Floor), 7.00%, 12/15/26	127	122,714
PAI Holdco, Inc., 2020 Term Loan B, (3 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 10/28/27	113	111,729
Sotheby’s, 2021 Term Loan B, (3 mo. LIBOR + 4.50%), 5.00%, 01/15/27	373	372,534

		1,476,868

Security	Par (000)	Value

Diversified Financial Services — 0.4%
Advisor Group, Inc., 2021 Term Loan, (1 mo. LIBOR + 4.50%), 4.96%, 07/31/26	$373	$371,065
Alchemy Copyrights LLC, Term Loan B, (1 mo. LIBOR + 3.00%), 3.50%, 03/10/28(c)	150	149,060
AlixPartners LLP, 2021 USD Term Loan B, (1 mo. LIBOR + 2.75%), 3.25%, 02/04/28(k)	188	184,391
AqGen Island Holdings, Inc., Term Loan, (3 mo. LIBOR + 3.50%), 4.56%, 08/02/28(c)	458	453,992
Castlelake Aviation Ltd., Term Loan B, (3 mo. LIBOR + 2.75%), 3.25%, 10/22/26(k)	262	254,964
Cogeco Financing 2 LP, 2021 Incremental Term Loan B, (1 mo. LIBOR + 2.50%), 3.00%, 09/01/28	225	223,112
Delta TopCo, Inc.
2020 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 0.75% Floor), 8.00%, 12/01/28	50	48,916
2020 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/01/27	187	184,006
Gainwell Acquisition Corp., Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 5.01%, 10/01/27(c)	447	445,751
I-Logic Technologies Bidco Ltd., 2021 USD Term Loan B, (1 mo. LIBOR + 4.00%), 4.50%, 02/16/28	50	49,476
Kingpin Intermediate Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 07/03/24	75	73,703
KKR Apple Bidco LLC
2021 2nd Lien Term Loan, (1 mo. LIBOR + 5.75%), 6.25%, 09/21/29	15	14,878
2021 Term Loan, (1 mo. LIBOR + 3.00%), 3.50%, 09/23/28	40	39,333
LBM Acquisition LLC, Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.21%, 12/18/27(k)	250	244,507
LEB Holdings (USA), Inc, Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.76%, 11/02/27	75	74,297
Radiate Holdco LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 09/25/26(k)	299	296,371
RVR Dealership Holdings LLC, Term Loan B, (SOFR + 3.75%, 0.75% Floor), 4.50%, 02/08/28	75	71,375
Setanta Aircraft Leasing Designated Activity Co., Term Loan B, (3 mo. LIBOR + 2.00%), 3.01%, 11/05/28	75	73,813
SMG U.S. Midco 2, Inc., 2020 Term Loan, (3 mo. LIBOR + 2.50%), 2.96%, 01/23/25	154	147,463
SSH Group Holdings, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 4.25%), 5.26%, 07/30/25	230	223,590
Veritas U.S., Inc., 2021 USD Term Loan B, (3 mo. LIBOR + 5.00%, 1.00% Floor), 6.01%, 09/01/25	682	678,384
VS Buyer LLC, Term Loan B, (1 mo. LIBOR + 3.00%), 3.46%, 02/28/27	301	297,969
White Cap Buyer LLC, Term Loan B, (1 mo. LIBOR + 3.75%), 4.25%, 10/19/27	75	73,782
Ziggo Financing Partnership, USD Term Loan I, (3 mo. LIBOR + 2.50%), 2.90%, 04/30/28	126	123,973

		4,798,171

Diversified Telecommunication Services — 0.0%
Cablevision Lightpath LLC, Term Loan B, (3 mo. LIBOR + 3.25%), 3.75%, 11/30/27	112	110,432

17

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Telecommunication Services (continued)
Frontier Communications Corp., 2021 DIP Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.81%, 05/01/28(k)	$187	$183,883
Iridium Satellite LLC, 2021 Term Loan B2, (1 mo. LIBOR + 2.50%, 0.75% Floor), 3.25%, 11/04/26	223	221,370

		515,685

Electric Utilities — 0.1%
ExGen Renewables IV LLC, 2020 Term Loan, (3 mo. LIBOR + 2.50%, 1.00% Floor), 3.50%, 12/15/27	262	259,218
Triton Water Holdings, Inc., Term Loan, (3 mo. LIBOR + 3.50%), 4.51%, 03/31/28	569	553,929

		813,147

Electrical Equipment — 0.0%
Arcline FM Holdings LLC, 2021 1st Lien Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 06/23/28	223	220,181
Gates Global LLC, 2021 Term Loan B3, (1 mo. LIBOR + 2.50%, 0.01% Floor), 3.25%, 03/31/27	184	180,921
II-VI, Inc., 2021 Bridge Term Loan B, (3 mo. LIBOR + 3.00%), 3.71%, 12/01/28(c)(k)	125	124,063

		525,165

Environmental, Maintenance & Security Service — 0.0%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1 mo. LIBOR + 1.75%), 2.21%, 09/07/27	113	111,321
TruGreen LP, 2020 Term Loan, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 11/02/27	37	36,645

		147,966

Food & Staples Retailing — 0.0%
U.S. Foods, Inc., 2021 Term Loan B, (3 mo. LIBOR + 2.75%), 3.26%, 11/22/28(k)	249	246,770

Food Products — 0.2%
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 4.21%, 10/01/25	164	142,020
B&G Foods, Inc., 2019 Term Loan B4, (1 mo. LIBOR + 2.50%), 2.96%, 10/10/26(k)	112	109,620
Chobani LLC, 2020 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 10/23/27(k)	595	585,806
Froneri International Ltd., 2020 USD Term Loan, (1 mo. LIBOR + 2.25%), 2.71%, 01/29/27	571	559,445
Naked Juice LLC, 2nd Lien Term Loan, (3 mo. LIBOR + 6.00%), 6.65%, 01/24/30	178	177,112
Sovos Brands Intermediate, Inc., 2021 Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 06/08/28	224	221,281
UTZ Quality Foods LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.00%), 3.46%, 01/20/28	188	184,596

		1,979,880

Gas Utilities — 0.0%
Freeport LNG Investments, LLLP, Term Loan B, (3 mo. LIBOR + 3.50%), 4.00%, 12/21/28	413	409,895

Health Care Equipment & Supplies — 0.1%
Electron BidCo, Inc., 2021 Term Loan, (3 mo. LIBOR + 3.25%), 4.26%, 11/01/28(k)	301	297,331

Security	Par (000)	Value

Health Care Equipment & Supplies (continued)
Insulet Corp., Term Loan B, (1 mo. LIBOR + 3.25%), 3.75%, 05/04/28(c)	$112	$110,881
Medline Borrower, LP, USD Term Loan B, (1 mo. LIBOR + 3.25%), 3.75%, 10/21/28	753	745,093
Ortho-Clinical Diagnostics SA, 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.23%, 06/30/25	374	372,246

		1,525,551

Health Care Providers & Services — 0.1%
CHG Healthcare Services, Inc., 2021 Term Loan, (6 mo. LIBOR + 3.50%), 4.51%, 09/29/28	187	184,608
Da Vinci Purchaser Corp., 2019 Term Loan, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.01%, 01/08/27	297	296,385
Envision Healthcare Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 4.20%, 10/10/25	297	197,178
EyeCare Partners LLC, 2020 Term Loan, (3 mo. LIBOR + 3.75%), 4.76%, 02/18/27	200	197,611
Femur Buyer, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 4.50%), 5.51%, 03/05/26(c)	158	142,118
Orbcomm, Inc., Term Loan B, (1 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 09/01/28	150	148,004
Sotera Health Holdings LLC, 2021 Term Loan, (3 mo. LIBOR + 2.75%), 3.25%, 12/13/26	126	124,214
WP CityMD Bidco LLC, 2021 1st Lien Term Loan B, (6 mo. LIBOR + 3.25%), 3.75%, 12/23/28	250	248,360

		1,538,478

Health Care Services — 0.0%
Azalea Topco, Inc., Term Loan, (3 mo. LIBOR + 3.50%), 3.80%, 07/25/26	377	372,508
Unified Physician Management LLC, 2020 Term Loan, (1 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 12/18/27	75	73,712

		446,220

Health Care Technology — 0.1%
Athenahealth, Inc.
2022 Delayed Draw Term loan, 0.00%, 02/15/29(l)	65	28,319
2022 Term Loan B, (SOFR + 3.50%), 4.00%, 02/15/29	386	381,344
GoodRx, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 3.21%, 10/10/25(k)	125	123,829
Polaris Newco LLC, USD Term Loan B, (1 mo. LIBOR + 4.00%), 4.50%, 06/04/28	224	221,595

		755,087

Hotels, Restaurants & Leisure — 0.3%
1011778 B.C. Unlimited Liability Co., Term Loan B4, (1 mo. LIBOR + 1.75%), 2.21%, 11/19/26	189	185,211
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.75%), 3.21%, 12/23/24	451	448,005
Equinox Holdings, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.01%, 03/08/24	586	550,104
Fertitta Entertainment LLC, 2022 Term Loan B, (SOFR + 4.00%), 4.50%, 01/27/29	559	555,965
Four Seasons Hotels Ltd., New 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 2.46%, 11/30/23	100	99,578
IRB Holding Corp., 2022 Term Loan B, (SOFR + 3.00%, 0.75% Floor), 3.75%, 12/15/27(k)	549	546,332

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Playtika Holding Corp., 2021 Term Loan, (1 mo. LIBOR + 2.75%), 3.21%, 03/11/28	$225	$222,352
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 2.25%), 3.26%, 07/21/26	75	73,955
Station Casinos LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.25%), 2.71%, 02/08/27	126	123,826
Travelport Finance Luxembourg SARL, 2021 Consented Term Loan, (1.75% PIK), 6.01%, 05/29/26(h)	319	280,635
Twin River Worldwide Holdings, Inc., 2021 Term Loan B, (6 mo. LIBOR + 3.25%), 3.75%, 10/01/28	75	74,345
Whatabrands LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.25%), 3.75%, 08/03/28(k)	262	259,549

		3,419,857

Household Durables — 0.1%
ACProducts Holdings, Inc., 2021 Term Loan B, (6 mo. LIBOR + 4.25%), 4.75%, 05/17/28	277	250,044
Snap One Holdings Corp., Term Loan B, (3 mo. LIBOR + 4.50%), 5.51%, 12/08/28	188	184,240
Solis IV BV, USD Term Loan B1, (3 mo. LIBOR + 3.50%), 4.00%, 02/26/29	262	256,433
Springs Windows Fashions LLC, 2021 Term Loan B, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 10/06/28	76	73,593
Weber-Stephen Products LLC, Term Loan B, (1 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 10/30/27	125	120,875

		885,185

Industrial Conglomerates — 0.1%
AVSC Holding Corp., 2020 Term Loan B1, (0.25% PIK), 4.25%, 03/03/25(h)	466	439,818
Diamond BC BV, 2021 Term Loan B, (1 mo. LIBOR + 2.75%), 3.25%, 09/29/28	300	294,284
Sequa Mezzanine Holdings LLC, 2020 Extended Term Loan, (3 mo. LIBOR + 6.75%, 1.00% Floor), 7.75%, 11/28/23	19	19,222
Vertical US Newco, Inc., Term Loan B, (1 mo. LIBOR + 3.50%), 4.00%, 07/30/27(k)	100	98,938
Vertiv Group Corp., 2021 Term Loan B, (1 mo. LIBOR + 2.75%), 2.99%, 03/02/27	460	448,899

		1,301,161

Insurance — 0.2%
Alliant Holdings Intermediate LLC(k)
2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.71%, 05/09/25	627	621,364
2021 Term Loan B4, (1 mo. LIBOR + 3.50%), 4.00%, 11/06/27	120	118,785
AmWINS Group, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%, 0.75% Floor), 3.00%, 02/19/28	176	172,483
AssuredPartners, Inc., 2020 Term Loan B, (1 mo. LIBOR + 3.50%), 3.96%, 02/13/27	263	259,771
Hub International Ltd.(k)
2018 Term Loan B, (2 mo. LIBOR + 3.00%), 3.27%, 04/25/25	452	447,383
2021 Term Loan B, (3 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 04/25/25	112	111,186

Security	Par (000)	Value

Insurance (continued)
Ryan Specialty Group LLC, Term Loan, (1 mo. LIBOR + 3.00%, 0.75% Floor), 3.75%, 09/01/27	$125	$123,645
Sedgwick Claims Management Services, Inc., 2019 Term Loan B, (1 mo. LIBOR + 3.75%), 4.21%, 09/03/26(k)	224	223,243

		2,077,860

Interactive Media & Services — 0.1%
Adevinta ASA, USD Term Loan B, (3 mo. LIBOR + 2.75%, 0.75% Floor), 3.76%, 06/26/28(k)	372	366,861
Arches Buyer, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.25%), 3.75%, 12/06/27	125	122,435
Camelot U.S. Acquisition 1 Co., 2020 Incremental Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 10/31/26	433	428,424
Go Daddy Operating Co. LLC, 2021 Term Loan B4, (1 mo. LIBOR + 2.00%), 2.45%, 08/10/27(k)	126	124,779
Grab Holdings, Inc., Term Loan B, (6 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 01/29/26	448	436,672

		1,479,171

Internet & Direct Marketing Retail — 0.0%
CNT Holdings I Corp., 2020 Term Loan, (3 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 11/08/27	200	198,708

Internet Software & Services — 0.0%
Uber Technologies, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.50%), 3.96%, 02/25/27(k)	499	497,500

IT Services — 0.3%
Aruba Investments, Inc., 2020 USD Term Loan, (6 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 11/24/27	75	73,875
Banff Merger Sub, Inc., 2021 USD Term Loan, (3 mo. LIBOR + 3.75%), 4.21%, 10/02/25	225	223,798
Camelot U.S. Acquisition 1 Co., Term Loan B, (1 mo. LIBOR + 3.00%), 3.46%, 10/31/26	125	123,175
CCC Intelligent Solutions, Inc., Term Loan B, (3 mo. LIBOR + 2.25%), 3.26%, 09/21/28	188	185,467
CoreLogic, Inc.
2nd Lien Term Loan, (1 mo. LIBOR + 6.50%), 7.00%, 06/04/29	100	98,375
Term Loan, (1 mo. LIBOR + 3.50%), 4.00%, 06/04/28	498	492,453
Fleetcor Technologies Operating Co. LLC, 2021 Term Loan B4, (1 mo. LIBOR + 1.75%), 2.21%, 04/30/28	226	222,266
Greeneden U.S. Holdings II LLC, 2020 USD Term Loan B4, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 12/01/27	929	926,930
PUG LLC, USD Term Loan, (1 mo. LIBOR + 3.50%), 3.96%, 02/13/27	379	370,976
Trans Union LLC, 2021 Term Loan B6, (1 mo. LIBOR + 2.25%), 2.75%, 12/01/28	451	445,516
Virtusa Corp., 1st Lien Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/11/28(c)(k)	75	74,250
WEX, Inc., 2021 Term Loan, (1 mo. LIBOR + 2.25%), 2.71%, 03/31/28(k)	125	123,326

		3,360,407

Leisure Products — 0.0%
Fender Musical Instruments Corp., 2021 Term Loan B, (SOFR + 4.00%), 4.50%, 12/01/28	100	99,000

Life Sciences Tools & Services — 0.2%
Avantor Funding, Inc., 2021 Term Loan B5, (1 mo. LIBOR + 2.25%), 2.75%, 11/08/27	299	296,522

19

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Life Sciences Tools & Services (continued)
eResearchTechnology, Inc., 2020 1st Lien Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 02/04/27	$557	$554,911
ICON Luxembourg SARL
LUX Term Loan, (3 mo. LIBOR + 2.25%), 3.31%, 07/01/28	212	224,045
US Term Loan, (3 mo. LIBOR + 2.25%), 3.31%, 07/01/28	53	55,821
Maravai Intermediate Holdings LLC, 2022 Term Loan B, (3 mo. LIBOR + 3.00%), 3.50%, 10/19/27(c)(k)	187	186,065
Parexel International Corp., 2021 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 4.00%, 11/15/28	524	519,698

		1,837,062

Machinery — 0.2%
Albion Financing 3 SARL, USD Term Loan, (3 mo. LIBOR + 5.25%), 5.75%, 08/17/26	224	222,007
ASP Blade Holdings, Inc., Initial Term Loan, (1 mo. LIBOR + 4.00%), 4.50%, 10/15/28	112	110,348
Clark Equipment Co., 2021 Incremental Term Loan, (3 mo. LIBOR + 2.25%), 3.26%, 05/18/24(k)	150	149,413
Columbus McKinnon Corp., 2021 Term Loan B, (3 mo. LIBOR + 2.75%), 3.81%, 05/14/28	74	73,625
Fluidra SA, 2022 USD Term Loan B, (SOFR + 2.00%), 2.50%, 01/29/29	22	21,742
Madison IAQ LLC, Term Loan, (6 mo. LIBOR + 3.25%), 4.52%, 06/21/28	677	668,251
SPX Flow, Inc., 4.54%, 03/16/29(k)	147	143,080
Titan Acquisition Ltd., 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 4.01%, 03/28/25	615	656,683

		2,045,149

Media — 0.5%
A-L Parent LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/01/23	274	260,780
Altice Financing SA, USD 2017 1st Lien Term Loan, (3 mo. LIBOR + 2.75%), 2.99%, 01/31/26	252	242,737
Altice France SA, 2018 Term Loan B13, (3 mo. LIBOR + 4.00%), 4.51%, 08/14/26	413	405,070
AMC Entertainment Holdings, Inc., 2019 Term Loan B, (1 mo. LIBOR + 3.00%), 3.35%, 04/22/26	107	94,940
Charter Communications Operating LLC, 2019 Term Loan B1, (1 mo. LIBOR + 1.75%), 2.21%, 04/30/25	125	124,051
City Football Group Ltd., Term Loan, (6 mo. LIBOR + 3.50%), 4.00%, 07/21/28	226	221,198
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3 mo. LIBOR + 3.50%), 3.80%, 08/21/26	741	839,542
CMG Media Corp., 2021 Term Loan, (1 mo. LIBOR + 3.50%), 3.96%, 12/17/26	125	122,638
Connect Finco SARL, 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 12/12/26	673	666,886
CSC Holdings LLC, 2019 Term Loan B5, (1 mo. LIBOR + 2.50%), 2.90%, 04/15/27	253	247,561
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 2.71%, 03/24/25	76	74,813
Live Nation Entertainment, Inc., Term Loan B4, (1 mo. LIBOR + 1.75%), 2.25%, 10/19/26	303	296,101
MH Sub I LLC
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 3.96%, 09/13/24	729	719,271

Security	Par (000)	Value

Media (continued)
MH Sub I LLC (continued)
2021 2nd Lien Term Loan, (1 mo. LIBOR + 6.25%), 6.71%, 02/23/29	$248	$245,210
Trader Corp., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 09/28/23(c)	299	296,010
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (1 mo. LIBOR + 3.25%), 3.65%, 01/31/29	300	297,939
Voyage Digital Ltd., 5.00%, 03/03/29(c)(k)	107	104,860
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 3.21%, 05/18/25	572	561,395
WMG Acquisition Corp., 2021 Term Loan G, (1 mo. LIBOR + 2.12%), 2.58%, 01/20/28	75	74,219
Zayo Group Holdings, Inc., USD Term Loan, (1 mo. LIBOR + 3.00%), 3.46%, 03/09/27	570	554,183

		6,449,404

Oil, Gas & Consumable Fuels — 0.2%
Ascent Resources - Utica, 2020 Fixed 2nd Lien Term Loan, (3 mo. LIBOR + 9.00%, 1.00% Floor), 10.00%, 11/01/25(c)	784	836,920
Edgewater Generation LLC, Term Loan, (1 mo. LIBOR + 3.75%), 4.21%, 12/13/25	82	74,975
Lucid Energy Group II Borrower LLC, 2021 Term Loan, (1 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 11/24/28	372	368,886
Medallion Midland Acquisition, LLC, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 10/18/28(k)	224	221,341
Oryx Midstream Services Permian Basin LLC, Term Loan B, (3 mo. LIBOR + 3.25%), 3.75%, 09/30/28(k)	373	370,598

		1,872,720

Personal Products — 0.1%
Sunshine Luxembourg VII SARL, 2021 Term Loan B3, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.76%, 10/01/26	746	740,520

Pharmaceuticals — 0.1%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%), 4.00%, 05/04/25	126	123,567
Bausch Health Americas Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.46%, 06/02/25(k)	108	123,854
Bausch Health Cos., Inc., 2022 Term Loan B, 5.75%, 01/27/27	302	298,602
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, (1 mo. LIBOR + 2.00%), 2.50%, 02/22/28(c)	125	124,687
Jazz Financing Lux SARL, USD Term Loan, (1 mo. LIBOR + 3.50%), 4.00%, 05/05/28	298	296,871
Organon & Co., USD Term Loan, (3 mo. LIBOR + 3.00%), 3.56%, 06/02/28	224	222,600
Precision Medicine Group LLC
2021 Delayed Draw Term Loan, 3.75%, 11/18/27	15	14,688
2021 Term Loan, (3 mo. LIBOR + 3.00%, 0.75% Floor), 4.01%, 11/18/27	273	267,462

		1,472,331

Professional Services — 0.0%
Dun & Bradstreet Corp., Term Loan, (1 mo. LIBOR + 3.25%), 3.70%, 02/06/26	500	494,468

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Management & Development — 0.0%
Chamberlain Group, Inc., Term Loan B, (3 mo. LIBOR + 3.50%), 4.51%, 11/03/28	$299	$295,508
Cushman & Wakefield U.S. Borrower LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.75%), 3.21%, 08/21/25	100	98,249

		393,757

Road & Rail — 0.0%
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 5.50%), 5.80%, 08/04/25(k)	80	74,520

Semiconductors & Semiconductor Equipment — 0.0%
Synaptics, Inc., Term Loan B, (3 mo. LIBOR + 2.25%), 2.75%, 12/02/28(k)	112	111,405

Software — 0.6%
Applied Systems, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%), 5.50%, 09/19/24	41	39,950
Barracuda Networks, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.73%, 02/12/25	298	296,666
Cloudera, Inc.
2021 Second Lien Term Loan, (1 mo. LIBOR + 6.00%), 6.50%, 10/08/29(c)	199	195,518
2021 Term Loan, (1 mo. LIBOR + 3.75%), 4.25%, 10/08/28	247	243,604
Cornerstone OnDemand, Inc., 2021 Term Loan, (3 mo. LIBOR + 3.75%), 4.25%, 10/15/28	187	184,896
Digicel International Finance Ltd., 2017 Term Loan B, (6 mo. LIBOR + 3.25%), 3.50%, 05/27/24	271	257,450
Epicor Software Corp., 2020 Term Loan, (1 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 07/31/27	299	296,514
Helios Software Holdings, Inc., 2021 USD Term Loan B, (6 mo. LIBOR + 3.75%), 5.25%, 03/11/28	100	98,938
Informatica LLC, 2021 USD Term Loan B, (1 mo. LIBOR + 2.75%), 3.25%, 10/29/28	492	486,342
Instructure Holdings, Inc., 2021 Term Loan B, (3 mo. LIBOR + 2.75%), 3.27%, 10/29/28(c)	100	99,500
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, (3 mo. LIBOR + 5.00%, 0.75% Floor), 5.75%, 07/27/28	551	545,903
2021 USD 2nd Lien Term Loan, (3 mo. LIBOR + 8.25%, 0.75% Floor), 9.00%, 07/27/29	202	199,728
McAfee LLC, 2022 USD Term Loan B, (3 mo. LIBOR + 4.00%), 4.50%, 03/01/29	376	372,710
Netsmart Technologies, Inc., 2020 Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 10/01/27	187	185,949
Planview Parent, Inc., Term Loan, (3 mo. LIBOR + 4.00%, 0.75% Floor), 5.01%, 12/17/27	112	109,900
Proofpoint, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.25%), 3.76%, 08/31/28	451	446,662
RealPage, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 3.75%, 04/22/28	862	850,680
Restoration Hardware, Inc., Term Loan B, (1 mo. LIBOR + 2.50%), 3.00%, 10/20/28	188	183,812
Severin Acquisition LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.45%, 08/01/25	151	149,058
Sophia LP, 2021 Term Loan B, (3 mo. LIBOR + 3.25%), 4.26%, 10/07/27(k)	399	395,584
Tempo Acquisition LLC, 2022 Term Loan B, (SOFR + 3.00%), 3.50%, 08/31/28(k)	622	619,164

Security	Par (000)	Value

Software (continued)
Tibco Software Inc., 2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 7.71%, 03/04/28	$335	$333,814
Ultimate Software Group, Inc.
2021 2nd Lien Term Loan, (3 mo. LIBOR + 5.25%), 5.75%, 05/03/27	299	296,243
2021 Term Loan, (3 mo. LIBOR + 3.25%), 3.75%, 05/04/26	827	821,464

		7,710,049

Specialty Retail — 0.2%
Belron Finance U.S. LLC, 2018 Term Loan B, (3 mo. LIBOR + 2.25%), 2.69%, 11/13/25	375	371,592
EG Group Ltd., 2021 Term Loan, (3 mo. LIBOR + 4.25%), 5.25%, 03/31/26	449	441,704
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (1 mo. LIBOR + 3.25%), 3.75%, 11/24/28(k)	75	74,250
Mavis Tire Express Services Corp., 2021 Term Loan B, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 05/04/28	274	272,899
MED ParentCo LP, 1st Lien Term Loan, (1 mo. LIBOR + 4.25%), 4.71%, 08/31/26	150	147,792
Medical Solutions LLC, 2021 First Lien Term Loan, (3 mo. LIBOR + 3.50%), 4.51%, 11/01/28	308	305,207
PetSmart, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/11/28	559	556,170
Pilot Travel Centers LLC, 2021 Term Loan B, (1 mo. LIBOR + 2.00%), 2.46%, 08/04/28	100	98,479

		2,268,093

Technology Hardware, Storage & Peripherals — 0.0%
Electronics for Imaging, Inc., Term Loan, (1 mo. LIBOR + 5.00%), 5.46%, 07/23/26	67	65,767

Textiles, Apparel & Luxury Goods — 0.0%
Crocs, Inc., Term Loan B, (SOFR + 3.50%), 3.50%, 02/17/29	188	183,099

Trading Companies & Distributors — 0.0%
Beacon Roofing Supply, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%), 2.71%, 05/19/28	187	184,514
Foundation Building Materials Holding Co. LLC, 2021 Term Loan, (3 mo. LIBOR + 3.25%), 3.75%, 01/31/28	114	111,581
ION Trading Finance Ltd., 2021 Term Loan, (3 mo. LIBOR + 4.75%), 5.76%, 04/01/28	75	74,126
SRS Distribution, Inc., 2022 Incremental Term Loan, (SOFR + 3.50%), 4.00%, 06/04/28	68	67,116

		437,337

Wireless Telecommunication Services — 0.0%
GOGO Intermediate Holdings LLC, Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 04/30/28	75	74,344

21

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wireless Telecommunication Services (continued)
MetroNet Systems Holdings LLC, 2021 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 06/02/28	$112	$110,635
SBA Senior Finance II LLC, 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 2.21%, 04/11/25	188	185,971

		370,950

Total Floating Rate Loan Interests — 5.8% (Cost: $74,867,504)		73,946,058

Foreign Agency Obligations

Brazil — 0.4%
Brazilian Government International Bond, 5.00%, 01/27/45	6,525	5,788,083

Colombia — 0.3%
Colombia Government International Bond, 5.63%, 02/26/44	4,000	3,605,750

Indonesia — 0.4%
Indonesia Government International Bond, 5.88%, 01/15/24(b)	4,400	4,657,950

Mexico — 0.4%
Mexico Government International Bond, 4.75%, 03/08/44(d)	5,800	5,727,500

Pakistan — 0.1%
Pakistan Government International Bond(f) 6.00%, 04/08/26	450	351,050
7.38%, 04/08/31	200	147,022
Pakistan Water & Power Development Authority, 7.50%, 06/04/31(f)	500	323,805

		821,877

Uruguay — 0.3%
Uruguay Government International Bond, 5.10%, 06/18/50	3,500	4,142,687

Total Foreign Agency Obligations — 1.9% (Cost: $24,794,618)		24,743,847

Municipal Bonds

New York — 0.9%
Metropolitan Transportation Authority, RB, BAB, 6.55%, 11/15/31	10,000	11,639,590

Total Municipal Bonds — 0.9% (Cost: $9,833,900)		11,639,590

Preferred Securities

Capital Trusts — 13.3%

Automobiles — 0.2%
General Motors Financial Co., Inc., Series C, 5.70%(a)(g)	2,565	2,687,350

Banks(a)(g) — 4.3%
HSBC Capital Funding Dollar 1 LP, 10.18%(b)(d)	11,835	18,107,550
Huntington Bancshares, Inc., Series F, 5.63%	6,450	6,717,675
Industrial & Commercial Bank of China Ltd., 3.20%(f)	300	292,875
ING Groep NV, 3.88%	3,326	2,893,620
Kasikornbank PCL, 5.28%(f)	268	260,680
Macquarie Bank Ltd., 6.13%(b)	1,885	1,878,402

Security	Par (000)	Value

Banks (continued)
Nanyang Commercial Bank Ltd., 5.00%(f)	$700	$699,563
Nordea Bank Abp, 6.13%(b)	5,540	5,740,049
Rizal Commercial Banking Corp., 6.50%(f)	700	665,350
SVB Financial Group, Series E, 4.70%	4,556	4,066,230
TMBThanachart Bank PCL, 4.90%(f)	700	670,819
U.S. Bancorp, Series J, 5.30%(d)	10,415	10,270,023
Wells Fargo & Co.
Series S, 5.90%	281	283,108
Series U, 5.88%	2,655	2,773,944

		55,319,888

Capital Markets — 0.0%
State Street Corp., Series F, 4.42%(a)(g)	618	617,823

Diversified Financial Services — 6.0%
Bank of America Corp.(a)(d)(g)
Series AA, 6.10%	8,630	9,001,565
Series U, 5.20%	5,785	5,828,387
Barclays PLC(a)(g) 4.38%	1,630	1,435,623
8.00%	4,500	4,754,250
BNP Paribas SA, 7.38%(a)(b)(g)	4,535	4,886,462
Citigroup, Inc., 5.90%(a)(g)	2,210	2,243,747
Credit Agricole SA, 8.13%(a)(b)(g)	5,000	5,559,600
Credit Suisse Group AG, 7.50%(a)(b)(g)	1,865	1,893,441
HSBC Holdings PLC, 6.50%(a)(g)	2,615	2,660,762
JPMorgan Chase & Co. 8.75%, 09/01/30	2,000	2,688,383
Series R, 6.00%(a)(d)(g)	7,408	7,500,600
Series S, 6.75%(a)(d)(g)	9,775	10,200,799
Lloyds Banking Group PLC, 7.50%(a)(g)	8,285	8,806,250
Natwest Group PLC, 8.00%(a)(g)	970	1,053,711
UBS Group AG, 7.00%(a)(b)(g)	7,500	7,824,825

		76,338,405

Electric Utilities — 0.6%
PPL Capital Funding, Inc., Series A, 3.66%, 03/30/67(a)	8,300	7,283,250

Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp., 7.00%(a)(b)(g)	481	468,374

Insurance — 1.6%
ACE Capital Trust II, 9.70%, 04/01/30(d)	7,000	9,625,000
Equitable of Iowa Cos. Capital Trust II, Series B, 8.42%, 04/01/27	5,000	4,941,275
MetLife, Inc., 6.40%, 12/15/36	5,000	5,384,000

		19,950,275

Oil, Gas & Consumable Fuels — 0.2%
Enterprise Products Operating LLC, 3.30%, 06/01/67(a)	2,500	2,125,000

Real Estate Management & Development — 0.0%
NWD Finance BVI Ltd., 4.13%(a)(f)(g)	409	372,190

Wireless Telecommunication Services — 0.4%
Vodafone Group PLC, 7.00%, 04/04/79(a)	4,745	5,239,524

		170,402,079

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks — 3.3%

Banks(a)(g) — 2.1%
Citigroup, Inc., Series K, 6.88%	488,320	$12,867,232
Wells Fargo and Co., Series Q, 5.85%	550,500	13,927,650

		26,794,882

Capital Markets(a)(g) — 0.8%
Goldman Sachs Group, Inc., Series J, 5.50%	162,450	4,137,602
State Street Corp., Series D, 5.90%	220,495	5,666,721

		9,804,323

Interactive Media & Services — 0.4%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $3,526,645)(c)(j)(m)	32,185	5,185,247

		41,784,452

Total Preferred Securities — 16.6% (Cost: $205,224,420)		212,186,531

Total Long-Term Investments — 140.8% (Cost: $1,765,401,431)		1,802,040,473

Options Purchased — 0.1% (Cost: $3,144,678)		1,757,866

Total Investments Before Options Written — 140.9% (Cost: $1,768,546,109)		1,803,798,339

Options Written — (0.0)% (Premiums Received: $(511,813))		(240,657)

Total Investments, Net of Options Written — 140.9% (Cost: $1,768,034,296)		1,803,557,682

Liabilities in Excess of Other Assets — (40.9)%		(523,656,279)

Net Assets — 100.0%		$1,279,901,403

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(e)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Perpetual security with no stated maturity date.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Non-income producing security.
(k)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(l)	Zero-coupon bond.
(m)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $5,185,247, representing 0.4% of its net assets as of period end, and an original cost of $3,526,645.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares Held at 03/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class(a)	$22,030,719	$—	$(22,030,719	)(b)	$—	$—	$—	—	$767	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)
RBC Capital Markets LLC	(0.35	)%(b)	12/20/21	Open		$255,190	$254,760	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	12/21/21	Open		14,668,500	14,680,724	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.53	(b)	02/11/22	Open		5,362,500	5,364,419	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.53	(b)	02/11/22	Open		3,685,775	3,687,094	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	02/11/22	Open		484,800	484,986	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	02/11/22	Open		3,908,469	3,909,967	Corporate Bonds	Open/Demand

23

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)
BNP Paribas S.A.	0.70	%(b)	02/14/22	Open		$9,371,250	$9,376,521	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.55	(b)	02/25/22	Open		8,349,525	8,351,752	Capital Trusts	Open/Demand
RBC Capital Markets LLC	0.50	(b)	03/01/22	Open		6,573,125	6,574,494	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	03/01/22	Open		7,339,625	7,341,154	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	03/01/22	Open		7,214,062	7,215,565	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	03/01/22	Open		6,648,175	6,649,560	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	03/01/22	Open		2,700,000	2,700,562	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	03/01/22	Open		6,231,500	6,232,798	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	03/01/22	Open		19,435,140	19,439,189	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.63	(b)	03/01/22	Open		8,854,675	8,857,479	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.63	(b)	03/01/22	Open		3,678,300	3,679,465	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.63	(b)	03/01/22	Open		4,462,500	4,463,913	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	03/02/22	Open		3,287,550	3,288,344	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	03/02/22	Open		8,737,500	8,739,612	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.53	(b)	03/02/22	Open		10,730,000	10,732,504	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.53	(b)	03/02/22	Open		4,757,445	4,758,555	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.53	(b)	03/02/22	Open		11,855,594	11,858,360	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.37	(b)	03/03/22	Open		4,324,725	4,325,129	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	03/03/22	Open		2,332,081	2,332,625	Corporate Bonds	Open/Demand
Citigroup Global Markets, Inc.	(1.00	)(b)	03/03/22	Open		486,868	486,489	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	03/03/22	Open		2,701,450	2,701,975	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.53	(b)	03/03/22	Open		13,487,500	13,490,437	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.53	(b)	03/03/22	Open		2,610,000	2,610,568	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.53	(b)	03/03/22	Open		4,325,000	4,325,942	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.53	(b)	03/03/22	Open		724,640	724,798	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.53	(b)	03/03/22	Open		7,162,500	7,164,060	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.53	(b)	03/03/22	Open		8,313,900	8,315,711	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.53	(b)	03/03/22	Open		5,815,000	5,816,266	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.53	(b)	03/03/22	Open		14,850,000	14,853,234	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.53	(b)	03/03/22	Open		8,714,875	8,716,773	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.53	(b)	03/03/22	Open		6,697,500	6,698,959	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.53	(b)	03/03/22	Open		14,715,000	14,718,205	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.53	(b)	03/03/22	Open		7,770,000	7,771,692	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.53	(b)	03/03/22	Open		9,076,781	9,078,758	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.53	(b)	03/03/22	Open		5,596,719	5,597,938	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	03/03/22	Open		2,673,000	2,673,832	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.40	(b)	03/08/22	Open		156,620	156,635	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.40	(b)	03/08/22	Open		544,078	544,130	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.40	(b)	03/08/22	Open		419,795	419,835	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.40	(b)	03/08/22	Open		1,509,638	1,509,782	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.40	(b)	03/08/22	Open		1,018,175	1,018,273	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	03/08/22	Open		1,331,374	1,331,757	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	03/08/22	Open		4,445,000	4,446,278	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	03/09/22	Open		4,561,340	4,562,215	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	03/09/22	Open		1,539,982	1,540,453	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	03/09/22	Open		9,087,087	9,088,753	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.55	(b)	03/09/22	Open		4,675,000	4,675,857	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	03/09/22	Open		882,500	882,662	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	03/09/22	Open		6,407,920	6,409,095	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.55	(b)	03/09/22	Open		5,121,619	5,122,558	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	03/09/22	Open		5,417,212	5,418,206	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	03/09/22	Open		4,707,062	4,707,925	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	03/09/22	Open		4,787,500	4,788,378	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	03/09/22	Open		6,056,094	6,057,254	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	03/09/22	Open		4,954,677	4,955,585	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.55	(b)	03/09/22	Open		4,464,900	4,465,719	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	03/09/22	Open		1,636,800	1,637,100	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	03/09/22	Open		4,823,244	4,824,128	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.55	(b)	03/09/22	Open		3,775,000	3,775,692	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	03/09/22	Open		3,869,302	3,870,012	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	03/09/22	Open		4,924,219	4,925,122	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	03/09/22	Open		8,773,062	8,774,671	Capital Trusts	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)
Barclays Capital, Inc.	0.55	%(b)	03/09/22	Open		$4,318,750	$4,319,542	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/09/22	Open		15,533,437	15,538,184	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/09/22	Open		5,337,500	5,339,131	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	03/09/22	Open		4,445,756	4,446,435	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	03/09/22	Open		17,473,531	17,476,201	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.53	(b)	03/09/22	Open		3,186,562	3,187,133	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.53	(b)	03/09/22	Open		2,370,000	2,370,424	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	03/09/22	Open		8,228,700	8,230,711	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	03/09/22	Open		3,014,482	3,015,219	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	03/09/22	Open		8,973,020	8,975,213	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	03/09/22	Open		2,774,744	2,775,422	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	03/09/22	Open		8,555,400	8,557,491	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	03/09/22	Open		2,763,265	2,763,940	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	(3.00	)(b)	03/17/22	Open		1,007,224	1,006,049	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	(0.25	)(b)	03/17/22	Open		489,819	489,771	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.50	(b)	03/17/22	Open		2,910,188	2,910,753	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.50	(b)	03/17/22	Open		3,688,125	3,688,842	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.55	(b)	03/17/22	Open		7,557,840	7,559,457	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.70	(b)	03/17/22	Open		1,373,680	1,374,054	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.70	(b)	03/17/22	Open		2,803,315	2,804,078	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.70	(b)	03/17/22	Open		3,489,421	3,490,371	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.70	(b)	03/17/22	Open		3,550,000	3,550,966	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	0.53	(b)	03/17/22	Open		3,013,250	3,013,871	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	0.55	(b)	03/17/22	Open		3,273,750	3,274,450	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.50	(b)	03/17/22	Open		11,079,700	11,081,854	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	03/22/22	Open		2,106,000	2,106,342	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.50	(b)	03/24/22	Open		2,760,193	2,760,499	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	03/24/22	Open		13,167,000	13,168,463	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	03/24/22	Open		3,248,175	3,248,536	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	(3.00	)(b)	03/30/22	Open		113,950	113,940	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	03/30/22	Open		3,155,760	3,155,817	Corporate Bonds	Open/Demand

						$536,620,476	$536,746,402

(a) Certain agreements have no stated maturity and can be terminated by either party at any time.

(b) Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Ultra U.S. Treasury Bond	94	06/21/22	$16,638	$(671,383)
3-Month SOFR	2,018	03/14/23	492,291	(6,624,156)

				(7,295,539)

Short Contracts
10-Year U.S. Treasury Note	1,433	06/21/22	175,901	5,268,734
10-Year U.S. Ultra Long Treasury Note	78	06/21/22	10,564	397,268
U.S. Long Bond	99	06/21/22	14,865	441,835
5-Year U.S. Treasury Note	1,114	06/30/22	127,614	3,504,109

				9,611,946

				$2,316,407

25

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Credit Allocation Income Trust (BTZ)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
iShares China Large-Cap ETF	3,008	04/14/22	USD	40.00	USD	9,617	$6,016
SPDR S&P Oil & Gas Exploration & Production ETF	3,357	04/14/22	USD	135.00	USD	45,168	1,460,295
Xtrackers Harvest CSI 300 China A-Shares Fund	8,662	04/14/22	USD	40.00	USD	28,663	34,648
iShares China Large-Cap ETF	8,662	05/20/22	USD	40.00	USD	27,692	56,303

							1,557,262

Put
SPDR S&P 500 ETF Trust	916	04/14/22	USD	440.00	USD	41,370	200,604

							$1,757,866

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SPDR S&P Oil & Gas Exploration & Production ETF	3,357	04/14/22	USD	150.00	USD	45,168	$(198,063)

Put
SPDR S&P 500 ETF Trust	916	04/14/22	USD	415.00	USD	41,370	(42,594)

							$(240,657)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.38.V1	5.00%	Quarterly	06/20/27	B+	USD 62,400		$3,533,286	$2,910,895	$622,391

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Credit Allocation Income Trust (BTZ)

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$71,261,660	$1,059,109	$72,320,769
Corporate Bonds	—	1,405,881,863	1,321,815	1,407,203,678
Floating Rate Loan Interests	—	70,061,319	3,884,739	73,946,058
Foreign Agency Obligations	—	24,743,847	—	24,743,847
Municipal Bonds	—	11,639,590	—	11,639,590
Preferred Securities
Capital Trusts	—	170,402,079	—	170,402,079
Preferred Stocks	36,599,205	—	5,185,247	41,784,452
Options Purchased
Equity Contracts	1,757,866	—	—	1,757,866
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(1,411)	—	(1,411)

	$38,357,071	$1,753,988,947	$11,450,910	$1,803,796,928

Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$622,391	$—	$622,391
Interest Rate Contracts	9,611,946	—	—	9,611,946
Liabilities
Equity Contracts	(240,657)	—	—	(240,657)
Interest Rate Contracts	(7,295,539)	—	—	(7,295,539)

	$2,075,750	$622,391	$—	$2,698,141

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)

Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $536,746,402 are categorized as Level 2 within the fair value hierarchy.

Currency Abbreviation

USD	United States Dollar

Portfolio Abbreviation

BAB	Build America Bond

CDI	CREST Depository Interest

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

DAC	Designated Activity Company

DIP	Debtor-In-Possession

ETF	Exchange-Traded Fund

LIBOR	London Interbank Offered Rate

PCL	Public Company Limited

PIK	Payment-in-Kind

RB	Revenue Bond

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

Portfolio Abbreviation (continued)

SOFR	Secured Overnight Financing Rate

SPDR	Standard & Poor’s Depository Receipt

27